UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Eventide Balanced Fund

Class A (ETAMX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.07%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund - with load
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$20,000
$17,500
$15,000
$12,500
$10,000
$7,500
$18,303
$18,264
$11,898
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Balanced Fund - with load	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$9,425	$10,000	$10,000
Jun-2016	$9,872	$10,210	$10,595
Jun-2017	$10,882	$11,074	$10,562
Jun-2018	$10,899	$11,757	$10,520
Jun-2019	$11,614	$12,668	$11,348
Jun-2020	$12,435	$13,172	$12,339
Jun-2021	$15,773	$16,127	$12,298
Jun-2022	$14,268	$14,324	$11,032
Jun-2023	$15,023	$15,344	$10,929
Jun-2024	$16,893	$16,590	$11,217
Jun-2025	$18,303	$18,264	$11,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class A
Without Load	8.27%	8.04%	6.89%
With Load	2.06%	6.77%	6.26%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Balanced Fund - Class A (ETAMX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETAMX

Eventide Balanced Fund

Class C (ETCMX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.82%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$20,000
$17,500
$15,000
$12,500
$10,000
$18,264
$17,992
$11,898
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,408	$10,210	$10,595
Jun-2017	$11,375	$11,074	$10,562
Jun-2018	$11,319	$11,757	$10,520
Jun-2019	$11,968	$12,668	$11,348
Jun-2020	$12,714	$13,172	$12,339
Jun-2021	$16,000	$16,127	$12,298
Jun-2022	$14,346	$14,324	$11,032
Jun-2023	$14,997	$15,344	$10,929
Jun-2024	$16,733	$16,590	$11,217
Jun-2025	$17,992	$18,264	$11,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class C	7.52%	7.19%	6.07%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Balanced Fund - Class C (ETCMX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETCMX

Eventide Balanced Fund

Class I (ETIMX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$20,000
$17,500
$15,000
$12,500
$10,000
$19,856
$18,264
$11,898
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,503	$10,210	$10,595
Jun-2017	$11,603	$11,074	$10,562
Jun-2018	$11,657	$11,757	$10,520
Jun-2019	$12,451	$12,668	$11,348
Jun-2020	$13,352	$13,172	$12,339
Jun-2021	$16,973	$16,127	$12,298
Jun-2022	$15,368	$14,324	$11,032
Jun-2023	$16,223	$15,344	$10,929
Jun-2024	$18,291	$16,590	$11,217
Jun-2025	$19,856	$18,264	$11,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class I	8.55%	8.26%	7.13%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Balanced Fund - Class I (ETIMX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETIMX

Eventide Balanced Fund

Class N (ETNMX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$106	1.02%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$20,000
$17,500
$15,000
$12,500
$10,000
$19,476
$18,264
$11,898
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jul-2015	$10,000	$10,000	$10,000
Jun-2016	$10,479	$10,210	$10,595
Jun-2017	$11,558	$11,074	$10,562
Jun-2018	$11,591	$11,757	$10,520
Jun-2019	$12,358	$12,668	$11,348
Jun-2020	$13,226	$13,172	$12,339
Jun-2021	$16,772	$16,127	$12,298
Jun-2022	$15,166	$14,324	$11,032
Jun-2023	$15,977	$15,344	$10,929
Jun-2024	$17,977	$16,590	$11,217
Jun-2025	$19,476	$18,264	$11,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during the reporting period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus treasuries from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (7/15/2015)
Eventide Balanced Fund - Class N	8.34%	8.05%	6.92%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	10.09%	6.76%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$387,042,435
Number of Portfolio Holdings	155
Advisory Fee (net of waivers)	$2,330,394
Portfolio Turnover	55%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	24.6%
Home Construction	2.1%
Government Owned, No Guarantee	2.5%
Government Sponsored	2.6%
Retail - Discretionary	2.6%
Institutional Financial Services	2.8%
Single-Family Housing	3.0%
Technology Services	3.3%
Software	4.1%
Banking	4.1%
Semiconductors	4.1%
REIT	4.1%
Insurance	4.5%
Electrical Equipment	5.5%
Oil & Gas Producers	6.9%
Electric Utilities	7.9%
Agency Fixed Rate	13.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.9%
Corporate Bonds	21.3%
Money Market Funds	0.0%
Municipal Bonds	4.0%
U.S. Government & Agencies	19.1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.7%
Arthur J Gallagher & Company	2.4%
Williams Companies, Inc. (The)	1.9%
Nasdaq, Inc.	1.7%
Roper Technologies, Inc.	1.7%
nVent Electric PLC	1.6%
STERIS PLC	1.6%
Entergy Corporation	1.6%
Pentair PLC	1.5%
EastGroup Properties, Inc.	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Balanced Fund - Class N (ETNMX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETNMX

Eventide Core Bond Fund

Class A (ETARX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.83%

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund - with load	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$9,425	$10,000
Jun-2021	$9,210	$9,820
Jun-2022	$8,113	$8,809
Jun-2023	$8,040	$8,727
Jun-2024	$8,234	$8,956
Jun-2025	$8,706	$9,500

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Average Annual Total Returns

	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class A
Without Load	5.73%	-1.60%
With Load	-0.40%	-2.78%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Core Bond Fund - Class A (ETARX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETARX

Eventide Core Bond Fund

Class C (ETCRX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.58%

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,698	$9,820
Jun-2022	$8,499	$8,809
Jun-2023	$8,357	$8,727
Jun-2024	$8,485	$8,956
Jun-2025	$8,913	$9,500

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Average Annual Total Returns

	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class C	5.04%	-2.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Core Bond Fund - Class C (ETCRX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETCRX

Eventide Core Bond Fund

Class I (ETIRX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments outperformed its benchmark net and gross of fees. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark.  Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,776	$9,820
Jun-2022	$8,651	$8,809
Jun-2023	$8,593	$8,727
Jun-2024	$8,812	$8,956
Jun-2025	$9,353	$9,500

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Average Annual Total Returns

	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class I	6.14%	-1.35%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Core Bond Fund - Class I (ETIRX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETIRX

Eventide Core Bond Fund

Class N (ETNRX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$80	0.78%

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,761	$9,820
Jun-2022	$8,620	$8,809
Jun-2023	$8,543	$8,727
Jun-2024	$8,743	$8,956
Jun-2025	$9,262	$9,500

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market.

Fund Statistics

Net Assets	$148,770,697
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$361,029
Portfolio Turnover	24%

Average Annual Total Returns

	1 Year	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class N	5.93%	-1.55%
Bloomberg U.S. Aggregate Bond Index	6.08%	-1.04%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Other Industries	7.5%
Other ABS	1.2%
Auto Loan	1.3%
Technology Services	1.4%
Insurance	2.3%
Retail - Discretionary	2.3%
Software	2.5%
Semiconductors	2.6%
Engineering & Construction	3.4%
REIT	4.1%
Single-Family Housing	5.6%
Banking	6.1%
Government Sponsored	6.2%
Oil & Gas Producers	6.7%
Government Owned, No Guarantee	8.4%
Electric Utilities	10.8%
Agency Fixed Rate	28.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	46.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	42.9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.9%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.5%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%
Freddie Mac Pool, 4.000%, due 08/1/52	1.5%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Core Bond Fund - Class N (ETNRX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETNRX

Eventide Dividend Growth Fund

Class A (ETADX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Growth Fund - with load	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$9,425	$10,000	$10,000
Jun-2018	$9,236	$10,897	$11,146
Jun-2019	$10,081	$11,723	$10,713
Jun-2020	$10,742	$11,654	$10,166
Jun-2021	$15,814	$17,332	$17,109
Jun-2022	$13,778	$14,753	$12,770
Jun-2023	$15,250	$16,886	$14,093
Jun-2024	$18,505	$18,980	$15,045
Jun-2025	$20,362	$21,448	$16,516

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly outperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class A
Without Load	10.03%	13.64%	10.45%
With Load	3.72%	12.31%	9.61%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Fund Statistics

  Net Assets$1,202,686,483
  Number of Portfolio Holdings53
  Advisory Fee $7,740,213
  Portfolio Turnover58%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Dividend Growth Fund - Class A (ETADX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETADX

Eventide Dividend Growth Fund

Class C (ETCDX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,763	$10,897	$11,146
Jun-2019	$10,577	$11,723	$10,713
Jun-2020	$11,188	$11,654	$10,166
Jun-2021	$16,326	$17,332	$17,109
Jun-2022	$14,110	$14,753	$12,770
Jun-2023	$15,490	$16,886	$14,093
Jun-2024	$18,665	$18,980	$15,045
Jun-2025	$20,380	$21,448	$16,516

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly underperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class C	9.19%	12.74%	9.62%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Fund Statistics

  Net Assets$1,202,686,483
  Number of Portfolio Holdings53
  Advisory Fee $7,740,213
  Portfolio Turnover58%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Dividend Growth Fund - Class C (ETCDX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETCDX

Eventide Dividend Growth Fund

Class I (ETIDX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,832	$10,897	$11,146
Jun-2019	$10,756	$11,723	$10,713
Jun-2020	$11,487	$11,654	$10,166
Jun-2021	$16,942	$17,332	$17,109
Jun-2022	$14,787	$14,753	$12,770
Jun-2023	$16,395	$16,886	$14,093
Jun-2024	$19,952	$18,980	$15,045
Jun-2025	$22,006	$21,448	$16,516

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly outperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class I	10.30%	13.89%	10.71%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Fund Statistics

  Net Assets$1,202,686,483
  Number of Portfolio Holdings53
  Advisory Fee $7,740,213
  Portfolio Turnover58%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Dividend Growth Fund - Class I (ETIDX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETIDX

Eventide Dividend Growth Fund

Class N (ETNDX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.15%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,813	$10,897	$11,146
Jun-2019	$10,716	$11,723	$10,713
Jun-2020	$11,424	$11,654	$10,166
Jun-2021	$16,817	$17,332	$17,109
Jun-2022	$14,647	$14,753	$12,770
Jun-2023	$16,209	$16,886	$14,093
Jun-2024	$19,678	$18,980	$15,045
Jun-2025	$21,662	$21,448	$16,516

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly outperformed the broad based benchmark for the year. Strong performance and stock selection in energy, healthcare, utilities, consumer discretionary, and industrials was offset by underperformance in technology, real estate, and communications services. The high-quality, dividend growth focus of the Fund and strong positioning in areas such as natural gas infrastructure, independent power producers, HVAC, electric power generation, auto dealerships helped offset underperformance versus the benchmark in areas such as technology software, hardware, and communications equipment. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class N	10.08%	13.65%	10.49%
Bloomberg US Mid Cap Total Return Index	13.00%	12.98%	10.35%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	6.69%

Fund Statistics

  Net Assets$1,202,686,483
  Number of Portfolio Holdings53
  Advisory Fee $7,740,213
  Portfolio Turnover58%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	12.8%
Technology Hardware	2.1%
Transportation & Logistics	2.2%
Commercial Support Services	2.4%
Diversified Industrials	2.6%
Chemicals	3.9%
Medical Equipment & Devices	4.6%
Semiconductors	4.7%
Insurance	4.9%
Technology Services	5.4%
Institutional Financial Services	5.6%
REIT	6.2%
Software	6.4%
Retail - Discretionary	6.7%
Electric Utilities	8.6%
Oil & Gas Producers	8.9%
Electrical Equipment	9.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.2%
Arthur J Gallagher & Company	4.3%
Williams Companies, Inc. (The)	3.5%
Nasdaq, Inc.	3.2%
Roper Technologies, Inc.	3.0%
Entergy Corporation	2.8%
STERIS PLC	2.7%
EastGroup Properties, Inc.	2.7%
Pentair PLC	2.6%
Lam Research Corporation	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). The Fund’s name changed from “Eventide Dividend Opportunities Fund” to “Eventide Dividend Growth Fund” on November 1, 2024. That same day, the Fund adopted a policy to invest at least 80% of its assets in securities of companies the Adviser believes have the ability to increase dividends over the long term and updated its investment objective to dividend growth and long-term capital appreciation with a secondary objective of dividend income. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Dividend Growth Fund - Class N (ETNDX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETNDX

Eventide Exponential Technologies Fund

Class A (ETAEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$179	1.68%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund - with load	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$9,425	$10,000	$10,000
Jun-2021	$18,002	$15,123	$16,831
Jun-2022	$10,451	$10,750	$12,562
Jun-2023	$11,474	$12,666	$13,864
Jun-2024	$11,436	$13,833	$14,800
Jun-2025	$12,870	$15,995	$16,247

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a drag from the Communication Services and Consumer Discretionary Sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years--the most important being how large the Artificial Intelligence ("AI") opportunity is and the most likely beneficiaries over time. While the Fund’s core fundamental philosophy is relatively unchanged and there is still value in smaller companies, it has become more evident that larger companies will have a significant role to play in AI innovation (e.g. the so-called Mag7). Moreover, the chasm between the likely winners or innovators and the potentially disrupted seems to be widening every year. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class A
Without Load	12.54%	6.43%
With Load	6.07%	5.18%
Bloomberg US 2500 Technology Total Return Index	15.63%	9.85%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%

Fund Statistics

Net Assets	$97,287,288
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,066,908
Portfolio Turnover	126%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
E-Commerce Discretionary	0.5%
Asset Management	0.8%
Institutional Financial Services	1.2%
Electrical Equipment	1.4%
Leisure Products	2.2%
Biotech & Pharma	3.7%
Industrial Intermediate Prod	4.1%
Technology Hardware	10.8%
Semiconductors	11.6%
Technology Services	12.7%
Software	50.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nutanix, Inc. - Class A	4.7%
Toast, Inc. - Class A	4.5%
Xometry, Inc. - Class A	4.1%
Constellation Software, Inc.	4.0%
CyberArk Software Ltd.	4.0%
Monday.com Ltd.	3.6%
Flex Ltd.	3.3%
NVIDIA Corporation	3.1%
Adyen N.V. - ADR	3.0%
Guidewire Software, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on July 16, 2024. Dr. Kuruvilla joined Anant Goel as portfolio manager of the Fund. As of November 1, 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Exponential Technologies Fund - Class A (ETAEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETAEX

Eventide Exponential Technologies Fund

Class C (ETCEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$257	2.43%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$18,980	$15,123	$16,831
Jun-2022	$10,928	$10,750	$12,562
Jun-2023	$11,912	$12,666	$13,864
Jun-2024	$11,780	$13,833	$14,800
Jun-2025	$13,150	$15,995	$16,247

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a drag from the Communication Services and Consumer Discretionary Sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years--the most important being how large the Artificial Intelligence ("AI") opportunity is and the most likely beneficiaries over time. While the Fund’s core fundamental philosophy is relatively unchanged and there is still value in smaller companies, it has become more evident that larger companies will have a significant role to play in AI innovation (e.g. the so-called Mag7). Moreover, the chasm between the likely winners or innovators and the potentially disrupted seems to be widening every year. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class C	11.63%	5.63%
Bloomberg US 2500 Technology Total Return Index	15.63%	9.85%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%

Fund Statistics

Net Assets	$97,287,288
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,066,908
Portfolio Turnover	126%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
E-Commerce Discretionary	0.5%
Asset Management	0.8%
Institutional Financial Services	1.2%
Electrical Equipment	1.4%
Leisure Products	2.2%
Biotech & Pharma	3.7%
Industrial Intermediate Prod	4.1%
Technology Hardware	10.8%
Semiconductors	11.6%
Technology Services	12.7%
Software	50.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nutanix, Inc. - Class A	4.7%
Toast, Inc. - Class A	4.5%
Xometry, Inc. - Class A	4.1%
Constellation Software, Inc.	4.0%
CyberArk Software Ltd.	4.0%
Monday.com Ltd.	3.6%
Flex Ltd.	3.3%
NVIDIA Corporation	3.1%
Adyen N.V. - ADR	3.0%
Guidewire Software, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on July 16, 2024. Dr. Kuruvilla joined Anant Goel as portfolio manager of the Fund. As of November 1, 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Exponential Technologies Fund - Class C (ETCEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETCEX

Eventide Exponential Technologies Fund

Class I (ETIEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.43%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,140	$15,123	$16,831
Jun-2022	$11,128	$10,750	$12,562
Jun-2023	$12,254	$12,666	$13,864
Jun-2024	$12,244	$13,833	$14,800
Jun-2025	$13,817	$15,995	$16,247

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a drag from the Communication Services and Consumer Discretionary Sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years--the most important being how large the Artificial Intelligence ("AI") opportunity is and the most likely beneficiaries over time. While the Fund’s core fundamental philosophy is relatively unchanged and there is still value in smaller companies, it has become more evident that larger companies will have a significant role to play in AI innovation (e.g. the so-called Mag7). Moreover, the chasm between the likely winners or innovators and the potentially disrupted seems to be widening every year. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class I	12.84%	6.68%
Bloomberg US 2500 Technology Total Return Index	15.63%	9.85%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%

Fund Statistics

Net Assets	$97,287,288
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,066,908
Portfolio Turnover	126%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
E-Commerce Discretionary	0.5%
Asset Management	0.8%
Institutional Financial Services	1.2%
Electrical Equipment	1.4%
Leisure Products	2.2%
Biotech & Pharma	3.7%
Industrial Intermediate Prod	4.1%
Technology Hardware	10.8%
Semiconductors	11.6%
Technology Services	12.7%
Software	50.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nutanix, Inc. - Class A	4.7%
Toast, Inc. - Class A	4.5%
Xometry, Inc. - Class A	4.1%
Constellation Software, Inc.	4.0%
CyberArk Software Ltd.	4.0%
Monday.com Ltd.	3.6%
Flex Ltd.	3.3%
NVIDIA Corporation	3.1%
Adyen N.V. - ADR	3.0%
Guidewire Software, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on July 16, 2024. Dr. Kuruvilla joined Anant Goel as portfolio manager of the Fund. As of November 1, 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Exponential Technologies Fund - Class I (ETIEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETIEX

Eventide Exponential Technologies Fund

Class N (ETNEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$173	1.63%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,100	$15,123	$16,831
Jun-2022	$11,078	$10,750	$12,562
Jun-2023	$12,174	$12,666	$13,864
Jun-2024	$12,143	$13,833	$14,800
Jun-2025	$13,665	$15,995	$16,247

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund slightly outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a drag from the Communication Services and Consumer Discretionary Sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years--the most important being how large the Artificial Intelligence ("AI") opportunity is and the most likely beneficiaries over time. While the Fund’s core fundamental philosophy is relatively unchanged and there is still value in smaller companies, it has become more evident that larger companies will have a significant role to play in AI innovation (e.g. the so-called Mag7). Moreover, the chasm between the likely winners or innovators and the potentially disrupted seems to be widening every year. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class N	12.63%	6.44%
Bloomberg US 2500 Technology Total Return Index	15.63%	9.85%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%

Fund Statistics

Net Assets	$97,287,288
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,066,908
Portfolio Turnover	126%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
E-Commerce Discretionary	0.5%
Asset Management	0.8%
Institutional Financial Services	1.2%
Electrical Equipment	1.4%
Leisure Products	2.2%
Biotech & Pharma	3.7%
Industrial Intermediate Prod	4.1%
Technology Hardware	10.8%
Semiconductors	11.6%
Technology Services	12.7%
Software	50.9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Nutanix, Inc. - Class A	4.7%
Toast, Inc. - Class A	4.5%
Xometry, Inc. - Class A	4.1%
Constellation Software, Inc.	4.0%
CyberArk Software Ltd.	4.0%
Monday.com Ltd.	3.6%
Flex Ltd.	3.3%
NVIDIA Corporation	3.1%
Adyen N.V. - ADR	3.0%
Guidewire Software, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on July 16, 2024. Dr. Kuruvilla joined Anant Goel as portfolio manager of the Fund. As of November 1, 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Exponential Technologies Fund - Class N (ETNEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETNEX

Eventide Gilead Fund

Class A (ETAGX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.43%

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund - with load	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$9,424	$10,000	$10,000
Jun-2016	$7,631	$9,917	$9,350
Jun-2017	$9,781	$11,406	$11,661
Jun-2018	$12,323	$13,199	$13,706
Jun-2019	$14,339	$14,848	$13,173
Jun-2020	$16,717	$16,228	$12,500
Jun-2021	$24,973	$23,424	$21,039
Jun-2022	$16,814	$18,205	$15,703
Jun-2023	$19,459	$21,389	$17,330
Jun-2024	$19,329	$23,928	$18,500
Jun-2025	$21,950	$27,851	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class A
Without Load	13.56%	5.60%	8.82%
With Load	7.02%	4.36%	8.18%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Gilead Fund - Class A (ETAGX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETAGX

Eventide Gilead Fund

Class C (ETCGX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.18%

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,037	$9,917	$9,350
Jun-2017	$10,226	$11,406	$11,661
Jun-2018	$12,786	$13,199	$13,706
Jun-2019	$14,769	$14,848	$13,173
Jun-2020	$17,088	$16,228	$12,500
Jun-2021	$25,329	$23,424	$21,039
Jun-2022	$16,918	$18,205	$15,703
Jun-2023	$19,434	$21,389	$17,330
Jun-2024	$19,163	$23,928	$18,500
Jun-2025	$21,597	$27,851	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class C	12.73%	4.79%	8.00%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Gilead Fund - Class C (ETCGX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETCGX

Eventide Gilead Fund

Class I  (ETILX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.18%

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,118	$9,917	$9,350
Jun-2017	$10,432	$11,406	$11,661
Jun-2018	$13,178	$13,199	$13,706
Jun-2019	$15,373	$14,848	$13,173
Jun-2020	$17,963	$16,228	$12,500
Jun-2021	$26,901	$23,424	$21,039
Jun-2022	$18,151	$18,205	$15,703
Jun-2023	$21,056	$21,389	$17,330
Jun-2024	$20,971	$23,928	$18,500
Jun-2025	$23,873	$27,851	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class I	13.86%	5.85%	9.09%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Gilead Fund - Class I (ETILX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETILX

Eventide Gilead Fund

Class N (ETGLX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$147	1.38%

How did the Fund perform during the reporting period?

While a flurry of persistent macro news (e.g. election, tariffs, Artificial Intelligence ("AI") innovation) drove markets over the past year, the fiscal year came to a close on a constructive note. Despite strong returns for the Fund’s broad based benchmark, the portfolio outperformed on a relative basis due to both stock selection and sector allocation. As we turned the page on the presidential election and investors acclimated to tariff uncertainty, we saw alpha generation in the Fund’s focus sectors during the second half of the fiscal year. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,101	$9,917	$9,350
Jun-2017	$10,391	$11,406	$11,661
Jun-2018	$13,098	$13,199	$13,706
Jun-2019	$15,246	$14,848	$13,173
Jun-2020	$17,786	$16,228	$12,500
Jun-2021	$26,578	$23,424	$21,039
Jun-2022	$17,900	$18,205	$15,703
Jun-2023	$20,723	$21,389	$17,330
Jun-2024	$20,594	$23,928	$18,500
Jun-2025	$23,401	$27,851	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class N	13.63%	5.64%	8.87%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	11.41%	10.79%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$2,790,232,380
Number of Portfolio Holdings	70
Advisory Fee	$29,160,455
Portfolio Turnover	60%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	6.3%
E-Commerce Discretionary	1.6%
Leisure Products	1.9%
Engineering & Construction	1.9%
Commercial Support Services	2.1%
Transportation & Logistics	2.3%
Electric Utilities	2.3%
Oil & Gas Producers	2.7%
Retail - Discretionary	3.4%
Industrial Intermediate Prod	3.6%
Industrial Support Services	5.2%
Electrical Equipment	5.8%
Medical Equipment & Devices	6.3%
Semiconductors	7.6%
Technology Services	8.6%
Software	12.6%
Biotech & Pharma	25.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Contingent Value Rights	0.2%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma PLC - ADR	6.4%
Guardant Health, Inc.	4.3%
Toast, Inc. - Class A	3.7%
Xometry, Inc. - Class A	3.6%
Trane Technologies PLC	3.0%
Mirum Pharmaceuticals, Inc.	2.6%
iRhythm Technologies, Inc.	2.6%
Vistra Corporation	2.3%
Old Dominion Freight Line, Inc.	2.3%
GE Vernova, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Gilead Fund - Class N (ETGLX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETGLX

Eventide Healthcare & Life Sciences Fund

Class A (ETAHX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.56%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund - with load
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$25,000
$20,000
$15,000
$10,000
$5,000
$20,309
$15,448
$10,045
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Healthcare & Life Sciences Fund - with load	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$9,426	$10,000	$10,000
Jun-2016	$6,821	$6,443	$9,350
Jun-2017	$8,532	$9,214	$11,661
Jun-2018	$12,698	$11,389	$13,706
Jun-2019	$14,047	$10,515	$13,173
Jun-2020	$17,512	$13,429	$12,500
Jun-2021	$19,312	$16,274	$21,039
Jun-2022	$12,385	$8,928	$15,703
Jun-2023	$17,179	$10,011	$17,330
Jun-2024	$15,500	$11,206	$18,500
Jun-2025	$15,448	$10,045	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class A
Without Load	-0.33%	-2.48%	5.06%
With Load	-6.08%	-3.63%	4.44%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

What did the Fund invest in?

Industry Weighting (% of net assets)

Biotech & Pharma
72.0%
Medical Equipment & Devices
21.6%
Software
3.5%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
2.6%

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Healthcare & Life Sciences Fund - Class A (ETAHX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETAHX

Eventide Healthcare & Life Sciences Fund

Class C (ETCHX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.31%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$25,000
$20,000
$15,000
$10,000
$5,000
$20,309
$15,207
$10,045
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,185	$6,443	$9,350
Jun-2017	$8,920	$9,214	$11,661
Jun-2018	$13,174	$11,389	$13,706
Jun-2019	$14,469	$10,515	$13,173
Jun-2020	$17,903	$13,429	$12,500
Jun-2021	$19,595	$16,274	$21,039
Jun-2022	$12,466	$8,928	$15,703
Jun-2023	$17,167	$10,011	$17,330
Jun-2024	$15,375	$11,206	$18,500
Jun-2025	$15,207	$10,045	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class C	-1.06%	-3.21%	4.28%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Healthcare & Life Sciences Fund - Class C (ETCHX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETCHX

Eventide Healthcare & Life Sciences Fund

Class I (ETIHX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.31%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$25,000
$20,000
$15,000
$10,000
$5,000
$20,309
$16,815
$10,045
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,254	$6,443	$9,350
Jun-2017	$9,097	$9,214	$11,661
Jun-2018	$13,609	$11,389	$13,706
Jun-2019	$15,069	$10,515	$13,173
Jun-2020	$18,832	$13,429	$12,500
Jun-2021	$20,818	$16,274	$21,039
Jun-2022	$13,379	$8,928	$15,703
Jun-2023	$18,612	$10,011	$17,330
Jun-2024	$16,830	$11,206	$18,500
Jun-2025	$16,815	$10,045	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class I	-0.09%	-2.24%	5.33%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Healthcare & Life Sciences Fund - Class I (ETIHX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETIHX

Eventide Healthcare & Life Sciences Fund

Class N (ETNHX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$151	1.51%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Total Return Index
Bloomberg US 3000 Equal Weight Total Return Index
$25,000
$20,000
$15,000
$10,000
$5,000
$20,309
$16,478
$10,045
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,236	$6,443	$9,350
Jun-2017	$9,059	$9,214	$11,661
Jun-2018	$13,523	$11,389	$13,706
Jun-2019	$14,944	$10,515	$13,173
Jun-2020	$18,632	$13,429	$12,500
Jun-2021	$20,559	$16,274	$21,039
Jun-2022	$13,188	$8,928	$15,703
Jun-2023	$18,309	$10,011	$17,330
Jun-2024	$16,523	$11,206	$18,500
Jun-2025	$16,478	$10,045	$20,309

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the SMID-cap healthcare sector underperformed the broader market due to the implications of “higher for longer” interest rates, and faced further headwind from regulatory and policy uncertainties, particularly potential impacts related to the higher tariffs and major personnel changes at the U.S. Food and Drug Administration and U.S. Department of Health and Human Services. Although the portfolio performance trailed against the broader market during this period, we saw a strong outperformance of the Fund against the healthcare benchmark and broader market in the second half of the fiscal year. We are confident in the Fund’s investment philosophy and the healthcare sector’s remarkable innovations in respiratory, rare and immunological diseases. The Fund has been overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class N	-0.27%	-2.43%	5.12%
S&P Biotechnology Select Industry Total Return Index	-10.36%	-5.64%	0.04%
Bloomberg US 3000 Equal Weight Total Return Index	9.78%	10.19%	7.34%

Fund Statistics

Net Assets	$1,145,869,567
Number of Portfolio Holdings	69
Advisory Fee	$14,591,841
Portfolio Turnover	41%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	0.3%
Software	3.5%
Medical Equipment & Devices	21.6%
Biotech & Pharma	72.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Contingent Value Rights	0.2%
Convertible Bonds	0.0%
Money Market Funds	0.3%
Private Investments	3.5%
Warrant	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Insmed, Inc.	6.8%
Verona Pharma PLC - ADR	6.7%
Mirum Pharmaceuticals, Inc.	5.3%
Guardant Health, Inc.	4.9%
Scholar Rock Holding Corporation	4.4%
Alnylam Pharmaceuticals, Inc.	3.6%
Blueprint Medicines Corporation	3.4%
Axsome Therapeutics, Inc.	3.3%
Collegium Pharmaceutical, Inc.	3.3%
TG Therapeutics, Inc.	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Dr. I-hung Shih, Portfolio Manager of Eventide Asset Management, LLC began serving as a portfolio manager of the Fund on September 1, 2024. Dr. Shih joined Dr. Kuruvilla as portfolio manager of the Fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Healthcare & Life Sciences Fund - Class N (ETNHX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETNHX

Eventide Large Cap Focus Fund

Class A (ETLAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.19%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund - with load	S&P 500® Index
Jun-2022	$9,425	$10,000
Jun-2023	$10,769	$11,959
Jun-2024	$13,183	$14,896
Jun-2025	$14,768	$17,155

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$163,393,024
  Number of Portfolio Holdings44
  Advisory Fee $817,762
  Portfolio Turnover50%

Average Annual Total Returns

	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class A
Without Load	11.94%	16.15%
With Load	5.53%	13.88%
S&P 500® Index	15.16%	19.71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Large Cap Focus Fund - Class A (ETLAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETLAX

Eventide Large Cap Focus Fund

Class C (ETLCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.94%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,360	$11,959
Jun-2024	$13,790	$14,896
Jun-2025	$15,340	$17,155

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$163,393,024
  Number of Portfolio Holdings44
  Advisory Fee $817,762
  Portfolio Turnover50%

Average Annual Total Returns

	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class C	11.24%	15.33%
S&P 500® Index	15.16%	19.71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Large Cap Focus Fund - Class C (ETLCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETLCX

Eventide Large Cap Focus Fund

Class I (ETLIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.94%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,455	$11,959
Jun-2024	$14,058	$14,896
Jun-2025	$15,789	$17,155

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$163,393,024
  Number of Portfolio Holdings44
  Advisory Fee $817,762
  Portfolio Turnover50%

Average Annual Total Returns

	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class I	12.32%	16.44%
S&P 500® Index	15.16%	19.71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Large Cap Focus Fund - Class I (ETLIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETLIX

Eventide Large Cap Focus Fund

Class N (ETLNX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.14%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Information Technology, Communication Services, Financials, and Real Estate was partly offset by outperformance in Energy, Healthcare, Industrials, Utilities, and Consumer Discretionary. The Fund outperformed in the first half of calendar 2025 due to strong stock selection, particularly within Industrials and Healthcare, and the market’s winners broadened beyond the megacap technology companies. We remain focused on the Fund owning companies that create significant economic and societal value through innovation, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,443	$11,959
Jun-2024	$14,014	$14,896
Jun-2025	$15,708	$17,155

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, S&P 500 Total Return Index, which represents the overall domestic equity market.

Fund Statistics

  Net Assets$163,393,024
  Number of Portfolio Holdings44
  Advisory Fee $817,762
  Portfolio Turnover50%

Average Annual Total Returns

	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class N	12.09%	16.24%
S&P 500® Index	15.16%	19.71%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	2.9%
Banking	1.5%
Insurance	1.8%
Home Construction	1.9%
Technology Hardware	2.7%
Medical Equipment & Devices	3.2%
Transportation & Logistics	3.2%
Oil & Gas Producers	3.5%
Specialty Finance	4.6%
Biotech & Pharma	4.8%
Technology Services	5.8%
Retail - Discretionary	7.8%
Electric Utilities	8.3%
Electrical Equipment	8.5%
Chemicals	8.5%
Semiconductors	13.5%
Software	16.5%

Market Cap Weighting

Value	Value
Large Cap	75.5%
Mid Cap	23.5%
Cash/Other	1.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
S&P Global, Inc.	5.1%
Linde PLC	4.9%
American Express Company	4.6%
Trane Technologies PLC	4.3%
GE Vernova, Inc.	4.3%
Broadcom, Inc.	4.1%
Roper Technologies, Inc.	3.8%
Intuit, Inc.	3.6%
O'Reilly Automotive, Inc.	3.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). As of July 2024, Anant Goel is no longer a portfolio manager of the Fund. As of November 1, 2024, the Fund changed its status as a non-diversified fund to a diversified fund. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Large Cap Focus Fund - Class N (ETLNX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETLNX

Eventide Limited-Term Bond Fund

Class A (ETABX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund - with load	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$9,422	$10,000	$10,000
Jun-2016	$9,735	$10,263	$10,600
Jun-2017	$9,787	$10,275	$10,567
Jun-2018	$9,738	$10,254	$10,525
Jun-2019	$10,188	$10,802	$11,353
Jun-2020	$10,626	$11,388	$12,345
Jun-2021	$10,673	$11,433	$12,304
Jun-2022	$10,011	$10,839	$11,038
Jun-2023	$10,125	$10,860	$10,934
Jun-2024	$10,641	$11,366	$11,222
Jun-2025	$11,262	$12,095	$11,904

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class A
Without Load	5.84%	1.17%	1.80%
With Load	-0.20%	-0.02%	1.20%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	1.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Limited-Term Bond Fund - Class A (ETABX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETABX

Eventide Limited-Term Bond Fund

Class C (ETCBX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.55%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,424	$10,427	$10,708
Jun-2020	$10,789	$10,993	$11,644
Jun-2021	$10,749	$11,037	$11,605
Jun-2022	$10,003	$10,463	$10,411
Jun-2023	$10,052	$10,483	$10,313
Jun-2024	$10,481	$10,971	$10,585
Jun-2025	$11,015	$11,676	$11,228

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class C	5.10%	0.41%	1.49%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.40%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Limited-Term Bond Fund - Class C (ETCBX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETCBX

Eventide Limited-Term Bond Fund

Class I (ETIBX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,266	$10,263	$10,600
Jun-2017	$10,253	$10,275	$10,567
Jun-2018	$10,225	$10,254	$10,525
Jun-2019	$10,728	$10,802	$11,353
Jun-2020	$11,219	$11,388	$12,345
Jun-2021	$11,292	$11,433	$12,304
Jun-2022	$10,612	$10,839	$11,038
Jun-2023	$10,767	$10,860	$10,934
Jun-2024	$11,343	$11,366	$11,222
Jun-2025	$12,031	$12,095	$11,904

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class I	6.06%	1.41%	1.87%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	1.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Limited-Term Bond Fund - Class I (ETIBX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETIBX

Eventide Limited-Term Bond Fund

Class N (ETNBX )

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	0.75%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,464	$10,427	$10,708
Jun-2020	$10,921	$10,993	$11,644
Jun-2021	$10,974	$11,037	$11,605
Jun-2022	$10,287	$10,463	$10,411
Jun-2023	$10,419	$10,483	$10,313
Jun-2024	$10,959	$10,971	$10,585
Jun-2025	$11,595	$11,676	$11,228

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  In connection with new SEC Rules on shareholder reporting, the Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2025, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to treasuries. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to treasury bonds as corporate bonds outperformed treasuries. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class N	5.80%	1.20%	2.29%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.40%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.79%

Fund Statistics

Net Assets	$169,206,975
Number of Portfolio Holdings	98
Advisory Fee (net of waivers)	$402,987
Portfolio Turnover	7%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Other Industries	16.5%
Construction Materials	1.8%
Home Construction	1.9%
Machinery	2.2%
Software	2.5%
Single-Family Housing	2.8%
Semiconductors	3.2%
Engineering & Construction	3.3%
Retail - Discretionary	3.9%
Insurance	4.6%
Oil & Gas Producers	5.1%
REIT	6.0%
Banking	7.4%
Government Owned, No Guarantee	7.8%
Government Sponsored	8.0%
Agency Fixed Rate	8.8%
Electric Utilities	10.7%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	66.3%
Municipal Bonds	5.7%
U.S. Government & Agencies	25.5%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.8%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Fannie Mae Pool, 4.500%, due 01/1/40	1.6%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Aflac, Inc., 1.125%, due 03/15/26	1.6%
Royal Bank of Canada, 1.150%, due 07/14/26	1.6%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.6%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.5%
Nasdaq, Inc., 5.350%, due 06/28/28	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). A new sub-advisory agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management, LLC was entered on August 30, 2024 as a result of a change of control of Boyd Watterson Asset Management, LLC. There was no increase in fees paid by the Fund as a result of this new agreement. Thomas Hamel is Vice-President of the Trust as of November 18, 2024.

Eventide Limited-Term Bond Fund - Class N (ETNBX )

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ETNBX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2025	2024
Eventide Gilead Fund	66,582	76,445
Eventide Dividend Growth Fund	25,966	17,544
Eventide Healthcare & Life Sciences Fund	31,952	35,578
Eventide Limited Term Bond Fund	7,266	6,708
Eventide Balanced Fund	12,170	10,889
Eventide Core Bond Fund	7,131	6,090
Eventide Exponential Technologies Fund	6,259	6,373
Eventide Large Cap Focus Fund	7,174	4,874

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2025	2024
Eventide Gilead Fund	3,062	3,062
Eventide Dividend Growth Fund	3,062	3,062
Eventide Healthcare & Life Sciences Fund	3,062	3,062
Eventide Limited Term Bond Fund	3,062	3,062
Eventide Balanced Fund	3,062	3,062
Eventide Core Bond Fund	3,062	3,062
Eventide Exponential Technologies Fund	3,062	3,062
Eventide Large Cap Focus Fund	3,062	3,062

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL

FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

Eventide Balanced Fund

Eventide Core Bond Fund

Eventide Dividend Growth Fund

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Large Cap Focus Fund

Eventide Limited-Term Bond Fund

June 30, 2025

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 53.0%
	BANKING - 1.5%
252,179	Huntington Bancshares, Inc.	$4,226,520
61,206	Regions Financial Corporation	1,439,565
		5,666,085
	BIOTECH & PHARMA - 1.5%
156,165	Royalty Pharma plc, Class A	5,626,625

	CHEMICALS - 2.0%
155,054	Element Solutions, Inc.	3,511,973
12,656	Sherwin-Williams Company (The)	4,345,565
		7,857,538
	COMMERCIAL SUPPORT SERVICES - 1.3%
90,319	Rollins, Inc.	5,095,798

	CONTAINERS & PACKAGING - 1.1%
92,239	International Paper Company	4,319,552

	DIVERSIFIED INDUSTRIALS - 1.5%
57,238	Pentair PLC	5,876,053

	ELECTRIC UTILITIES - 4.8%
6,987	Constellation Energy Corporation	2,255,124
74,066	Entergy Corporation	6,156,367
21,724	Public Service Enterprise Group, Inc.	1,828,726
34,615	Southern Company (The)	3,178,695
4,170	Talen Energy Corporation(a)	1,212,511
19,819	Vistra Corporation	3,841,120
		18,472,543
	ELECTRICAL EQUIPMENT - 5.5%
8,186	GE Vernova, LLC	4,331,622
84,769	nVent Electric PLC	6,209,329
24,016	Trane Technologies PLC	10,504,838
		21,045,789

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	FOOD - 0.5%
25,539	McCormick & Company, Inc.	$1,936,367

	GAS & WATER UTILITIES - 0.8%
80,131	NiSource, Inc.	3,232,485

	HOME CONSTRUCTION - 1.2%
35,755	DR Horton, Inc.	4,609,535

	INDUSTRIAL REIT - 2.0%
34,668	EastGroup Properties, Inc.	5,793,716
19,072	Prologis, Inc.	2,004,849
		7,798,565
	INDUSTRIAL SUPPORT SERVICES - 1.7%
20,779	Applied Industrial Technologies, Inc.	4,830,078
39,120	Fastenal Company	1,643,040
		6,473,118
	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
24,088	Houlihan Lokey, Inc.	4,334,636
74,122	Nasdaq, Inc.	6,627,989
		10,962,625
	INSURANCE - 2.6%
28,806	Arthur J Gallagher & Company	9,221,377
3,827	Progressive Corporation (The)	1,021,273
		10,242,650
	MACHINERY - 0.6%
14,053	IDEX Corporation	2,467,285

	MEDICAL EQUIPMENT & DEVICES - 1.6%
25,747	STERIS plc	6,184,944

	OIL & GAS PRODUCERS - 4.9%
26,866	DT Midstream, Inc.	2,952,842
67,378	EQT Corporation	3,929,485
36,035	Range Resources Corporation	1,465,543

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	OIL & GAS PRODUCERS - 4.9% (Continued)
18,094	Targa Resources Corporation	$3,149,804
118,680	Williams Companies, Inc. (The)	7,454,291
		18,951,965
	RESIDENTIAL REIT - 1.0%
9,748	AvalonBay Communities, Inc.	1,983,718
29,551	Equity Residential	1,994,397
		3,978,115
	RETAIL - DISCRETIONARY - 1.7%
17,210	Ferguson Enterprises, Inc.	3,747,477
8,977	Lithia Motors, Inc.	3,032,610
		6,780,087
	SEMICONDUCTORS - 2.6%
5,060	KLA Corporation	4,532,444
56,674	Lam Research Corporation	5,516,648
		10,049,092
	SOFTWARE - 3.5%
11,603	Roper Technologies, Inc.	6,577,044
4,522	Tyler Technologies, Inc.(a)	2,680,822
17,250	Workday, Inc., Class A(a)	4,140,000
		13,397,866
	TECHNOLOGY HARDWARE - 1.9%
15,077	Garmin Ltd.	3,146,871
9,969	Motorola Solutions, Inc.	4,191,566
		7,338,437
	TECHNOLOGY SERVICES - 3.0%
23,666	CDW Corporation	4,226,511
4,241	MSCI, Inc.	2,445,954
15,665	Verisk Analytics, Inc.	4,879,648
		11,552,113
	TRANSPORTATION & LOGISTICS - 0.9%
22,153	Old Dominion Freight Line, Inc.	3,595,432

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares					Fair Value
	COMMON STOCKS — 53.0% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5%
5,991	Pool Corporation				$1,746,257

	TOTAL COMMON STOCKS (Cost $159,584,829)				205,256,921

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.2%
	AUTO LOAN — 0.6%
2,230,000	CarMax Auto Owner Trust Series 2024-2 D		6.4200	10/15/30	2,305,759

	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(b),(c)	SOFR30A + 0.800%	5.1040	04/17/28	2,255,266

	TOTAL ASSET BACKED SECURITIES (Cost $4,544,431)				4,561,025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	957,699
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	937,374
					1,895,073
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,025,864)				1,895,073

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9%
	BANKING — 2.6%
2,300,000	First Horizon Corporation(c)	SOFRRATE + 1.766%	5.5140	03/07/31	2,334,746
2,225,000	Huntington Bancshares, Inc.(c)	SOFRINDX + 1.870%	5.7090	02/02/35	2,275,027
3,200,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.330%	6.0700	10/22/27	3,270,123
2,250,000	M&T Bank Corporation(c)	SOFRRATE + 0.930%	4.8330	01/16/29	2,268,531
					10,148,427

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.5%
1,790,000	Waste Management, Inc.		4.9500	07/03/31	$1,838,149

	CONSTRUCTION MATERIALS — 0.7%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,288,732
1,250,000	Quikrete Holdings, Inc.(b)		6.3750	03/01/32	1,288,065
					2,576,797
	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	950,167

	ELEC & GAS MARKETING & TRADING — 0.3%
1,000,000	Southern Power Company		0.9000	01/15/26	979,652

	ELECTRIC UTILITIES — 3.1%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,211,579
1,750,000	Constellation Energy Generation, LLC		6.1250	01/15/34	1,886,484
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	929,316
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	984,016
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,926,479
3,600,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,364,379
1,000,000	Wisconsin Power and Light Company		1.9500	09/16/31	858,645
					12,160,898
	ENGINEERING & CONSTRUCTION — 1.4%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,436,426
2,000,000	MasTec, Inc.(b)		4.5000	08/15/28	1,973,438
2,000,000	Quanta Services, Inc.		2.9000	10/01/30	1,844,180
					5,254,044
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
1,775,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	1,687,461

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Somnigroup International, Inc.(b)		4.0000	04/15/29	1,828,615

	HOME CONSTRUCTION — 0.9%
1,850,000	M/I Homes, Inc.		3.9500	02/15/30	1,735,511

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9% (Continued)
	HOME CONSTRUCTION — 0.9% (Continued)
1,800,000	Patrick Industries, Inc.(b)		4.7500	05/01/29	$1,749,114
					3,484,625
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	1,694,108

	INSURANCE — 1.9%
1,015,000	Aflac, Inc.		1.1250	03/15/26	991,622
2,150,000	Assurant, Inc.		3.7000	02/22/30	2,046,103
2,250,000	Brown & Brown, Inc.		4.5000	03/15/29	2,249,662
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,955,474
					7,242,861
	MACHINERY — 0.9%
1,900,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	1,830,319
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,774,229
					3,604,548
	OIL & GAS PRODUCERS — 2.0%
2,575,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,547,837
500,000	ConocoPhillips Company		5.0000	01/15/35	499,970
1,750,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,674,305
500,000	Diamondback Energy, Inc.		5.1500	01/30/30	511,482
2,500,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,389,670
					7,623,264
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
1,000,000	AvalonBay Communities, Inc.		2.0500	01/15/32	863,870
480,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		8.0000	06/15/27	500,691
1,700,000	Iron Mountain, Inc.(b)		6.2500	01/15/33	1,749,115
1,500,000	Welltower OP, LLC		2.7000	02/15/27	1,466,445
					4,580,121
	RETAIL - DISCRETIONARY — 0.9%
1,750,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,727,293
1,950,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	1,807,992
					3,535,285
	SEMICONDUCTORS — 1.5%
1,185,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	1,188,912

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.9% (Continued)
	SEMICONDUCTORS — 1.5% (Continued)
1,000,000	Broadcom, Inc.		4.1100	09/15/28	$996,143
2,800,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.		2.5000	05/11/31	2,473,514
1,200,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,139,952
					5,798,521
	SOFTWARE — 0.6%
2,350,000	Roper Technologies, Inc.		4.2000	09/15/28	2,341,944

	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,052,116

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,539,153

	TOTAL CORPORATE BONDS (Cost $82,367,517)				80,920,756

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.0%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,495,028

	COUNTY — 0.0%(d)
150,000	City & County of Honolulu, HI		2.5180	10/01/26	147,378

	RESOURCE RECOVERY — 0.0%(d)
100,000	City of Napa, CA Solid Waste Revenue		2.3300	08/01/25	99,845

	SINGLE-FAMILY HOUSING — 3.0%
1,685,000	Florida Housing Finance Corporation		5.5610	07/01/49	1,615,602
500,000	Illinois Housing Development Authority		5.2440	04/01/31	516,125
500,000	Illinois Housing Development Authority		5.2940	10/01/31	516,025
1,255,000	Maryland Department of Housing & Community		5.4630	03/01/34	1,281,110
2,325,000	Massachusetts Housing Finance Agency		5.8360	12/01/42	2,330,502
2,245,000	Minnesota Housing Finance Agency		5.5880	07/01/39	2,241,390

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.0% (Continued)
	SINGLE-FAMILY HOUSING — 3.0% (Continued)
1,715,000	Virginia Housing Development Authority	4.9140	04/01/30	$1,755,486
1,000,000	Virginia Housing Development Authority	5.6620	10/01/39	1,001,255
				11,257,495
	STATE — 0.1%
500,000	State of Oregon	1.3150	05/01/27	477,742

	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,623,515
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	190,996
				1,814,511
	TOTAL MUNICIPAL BONDS (Cost $15,781,988)			15,291,999

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.8%
	AGENCY FIXED RATE — 13.7%
70,385	Fannie Mae Pool MA2915	3.0000	02/01/27	69,553
317,972	Fannie Mae Pool BM5976	3.0000	02/01/47	287,472
1,221,006	Fannie Mae Pool MA4120	2.5000	09/01/50	1,024,357
2,266,864	Fannie Mae Pool CB2661	3.0000	01/01/52	1,979,890
2,978,625	Fannie Mae Pool MA4600	3.5000	05/01/52	2,689,469
2,271,952	Fannie Mae Pool MA4625	3.5000	06/01/52	2,051,402
3,097,078	Fannie Mae Pool MA4655	4.0000	07/01/52	2,887,233
2,924,741	Fannie Mae Pool MA4805	4.5000	11/01/52	2,804,116
2,756,505	Fannie Mae Pool MA4869	5.5000	01/01/53	2,766,110
3,178,183	Fannie Mae Pool MA4916	4.0000	02/01/53	2,958,412
1,393,028	Fannie Mae Pool FS7751	4.0000	03/01/53	1,296,484
2,301,346	Fannie Mae Pool MA5072	5.5000	06/01/53	2,305,808
914,146	Fannie Mae Pool FS7279	5.0000	10/01/53	899,233
2,336,477	Fannie Mae Pool MA5165	5.5000	10/01/53	2,340,406
2,829,654	Fannie Mae Pool CB7331	5.5000	10/01/53	2,840,682
3,020,992	Fannie Mae Pool FS9447	6.0000	12/01/53	3,082,945
522,796	Freddie Mac Pool ZS9163	3.0000	09/01/33	504,001
2,360,860	Freddie Mac Pool SB8347	4.0000	01/01/40	2,309,929

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.8% (Continued)
	AGENCY FIXED RATE — 13.7% (Continued)
1,653,889	Freddie Mac Pool RA5696	2.5000	08/01/51	$1,380,930
2,637,967	Freddie Mac Pool SD8214	3.5000	05/01/52	2,381,884
843,912	Freddie Mac Pool SD8237	4.0000	08/01/52	786,688
2,933,199	Freddie Mac Pool SD8238	4.5000	08/01/52	2,811,912
3,001,092	Freddie Mac Pool SD8288	5.0000	01/01/53	2,957,111
3,041,942	Freddie Mac Pool SD8329	5.0000	06/01/53	2,989,515
1,665,484	Freddie Mac Pool SD3026	5.0000	06/01/53	1,639,192
2,737,614	Freddie Mac Pool SD8332	6.0000	06/01/53	2,789,684
287,296	Ginnie Mae II Pool MA3375	3.0000	01/20/46	258,052
				53,092,470
	GOVERNMENT OWNED, NO GUARANTEE — 2.5%
2,750,000	Federal National Mortgage Association	6.2500	05/15/29	2,995,591
1,600,000	Federal National Mortgage Association	7.1250	01/15/30	1,820,075
2,900,000	Federal National Mortgage Association	6.6250	11/15/30	3,282,204
1,500,000	Federal National Mortgage Association	5.6250	07/15/37	1,645,966
				9,743,836
	GOVERNMENT SPONSORED — 2.6%
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2800	12/17/26	1,496,392
2,000,000	Federal Farm Credit Banks Funding Corporation	4.6700	12/02/27	1,999,958
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,016,338
1,500,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,545,410
2,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	04/01/30	2,015,440
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,757,805
				9,831,343
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $73,919,367)			72,667,649

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(d)
	MONEY MARKET FUNDS - 0.0% (d)
116,557	Fidelity Money Market Government Portfolio Class I, 4.18% (Cost $116,557)(e)	$116,557

	TOTAL INVESTMENTS - 98.4% (Cost $338,340,553)	$380,709,980
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	6,332,455
	NET ASSETS - 100.0%	$387,042,435

ABS	- Asset Backed Security

CMBS	- Collaterized Mortgage Backed Security

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $24,629,739 or 6.4% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.5%
	AUTO LOAN — 1.3%
1,925,000	CarMax Auto Owner Trust Series 2024-2 D		6.4200	10/15/30	$1,990,397

	OTHER ABS — 1.2%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1040	04/17/28	1,779,154

	TOTAL ASSET BACKED SECURITIES (Cost $3,755,482)				3,769,551

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5%
	ASSET MANAGEMENT — 0.5%
750,000	Hope Global Investments (c),(d),(e)		4.6000	10/10/28	726,255

	BANKING — 6.1%
1,975,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,004,836
1,000,000	Huntington Bancshares, Inc.		2.5500	02/04/30	914,497
1,400,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	1,431,478
2,750,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,810,262
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,016,472
					9,177,545
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,000,000	Waste Management, Inc.		4.9500	07/03/31	1,026,899

	CONSTRUCTION MATERIALS — 0.3%
500,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	515,226

	ELECTRIC UTILITIES — 10.8%
1,600,000	AES Corporation (The)		5.4500	06/01/28	1,633,684
2,000,000	Ameren Illinois Company		5.9000	12/01/52	2,070,086
1,900,000	Constellation Energy Generation, LLC		5.7500	03/15/54	1,866,144
2,150,000	DTE Electric Company		3.9500	03/01/49	1,697,077
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,858,632
1,000,000	MidAmerican Energy Company		4.2500	07/15/49	815,570
2,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,021,165
500,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	504,549

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	ELECTRIC UTILITIES — 10.8% (Continued)
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	$1,440,057
1,600,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,006,715
1,700,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,041,241
					15,954,920
	ENGINEERING & CONSTRUCTION — 3.4%
1,000,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,000,994
2,000,000	MasTec, Inc.(a)		4.5000	08/15/28	1,973,437
2,275,000	Quanta Services, Inc.		2.9000	10/01/30	2,097,755
					5,072,186
	HOME CONSTRUCTION — 0.8%
1,275,000	M/I Homes, Inc.		3.9500	02/15/30	1,196,096

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,700,000	Nasdaq, Inc.		3.2500	04/28/50	1,147,136

	INSURANCE — 2.3%
1,600,000	Assurant, Inc.		3.7000	02/22/30	1,522,681
2,175,000	Brown & Brown, Inc.		4.9500	03/17/52	1,892,086
					3,414,767
	MACHINERY — 1.0%
500,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	481,663
1,000,000	Xylem, Inc.		1.9500	01/30/28	946,255
					1,427,918
	OIL & GAS PRODUCERS — 6.7%
2,025,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,003,639
1,000,000	ConocoPhillips Company		5.0000	01/15/35	999,940
2,250,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,152,678
1,000,000	EQT Corporation		5.7500	02/01/34	1,034,385
2,000,000	Exxon Mobil Corporation		4.1140	03/01/46	1,645,648
2,250,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,150,703
					9,986,993
	REAL ESTATE INVESTMENT TRUSTS — 4.1%
2,100,000	American Tower Corporation		4.0500	03/15/32	2,010,014
2,000,000	Equinix, Inc.		3.9000	04/15/32	1,895,329

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.1% (Continued)
358,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	$373,432
2,000,000	Welltower OP, LLC		3.8500	06/15/32	1,899,771
					6,178,546
	RETAIL - DISCRETIONARY — 2.3%
800,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	775,068
1,250,000	AutoZone, Inc.		5.1000	07/15/29	1,281,327
1,500,000	Builders FirstSource, Inc.(a)		4.2500	02/01/32	1,390,763
					3,447,158
	SEMICONDUCTORS — 2.6%
1,175,000	Broadcom, Inc.		4.1100	09/15/28	1,170,469
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,943,475
800,000	Synaptics, Inc.(a)		4.0000	06/15/29	759,968
					3,873,912
	SOFTWARE — 2.5%
2,000,000	Roper Technologies, Inc.		4.2000	09/15/28	1,993,144
1,750,000	Workday, Inc.		3.7000	04/01/29	1,709,660
					3,702,804
	TECHNOLOGY SERVICES — 1.4%
1,950,000	Verisk Analytics, Inc.		5.7500	04/01/33	2,051,626

	WHOLESALE - CONSUMER STAPLES — 1.2%
1,875,000	Sysco Corporation		2.4000	02/15/30	1,715,644

	TOTAL CORPORATE BONDS (Cost $71,129,020)				70,615,631

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.8%
	COMBINED UTILITIES — 0.7%
1,000,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,013,578

	MULTI-FAMILY HOUSING — 0.1%
100,000	New York State Housing Finance Agency		0.7000	11/01/25	98,740

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.8% (Continued)
	SINGLE-FAMILY HOUSING — 5.6%
1,785,000	Florida Housing Finance Corporation	5.5610	07/01/49	$1,711,483
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	1,001,533
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,829,319
1,490,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,490,803
362,508	Minnesota Housing Finance Agency	1.5800	02/01/51	265,576
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	2,002,510
				8,301,224
	STATE — 0.7%
1,250,000	State of Oregon	2.3370	11/01/33	1,067,549

	WATER AND SEWER — 0.7%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,095,016

	TOTAL MUNICIPAL BONDS (Cost $12,423,703)			11,576,107

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.3%
	AGENCY FIXED RATE — 28.7%
738,384	Fannie Mae Pool BO9355	3.0000	03/01/50	646,727
1,679,616	Fannie Mae Pool MA4120	2.5000	09/01/50	1,409,105
637,127	Fannie Mae Pool FM4720	3.0000	10/01/50	559,746
1,689,179	Fannie Mae Pool CA8256	2.5000	12/01/50	1,404,354
1,809,630	Fannie Mae Pool CB0199	3.0000	04/01/51	1,576,063
1,915,925	Fannie Mae Pool MA4379	2.5000	07/01/51	1,598,840
1,207,551	Fannie Mae Pool MA4600	3.5000	05/01/52	1,090,325
2,169,508	Fannie Mae Pool MA4625	3.5000	06/01/52	1,958,903
1,150,002	Fannie Mae Pool MA4700	4.0000	08/01/52	1,072,022
844,073	Fannie Mae Pool MA4783	4.0000	10/01/52	785,530
2,104,130	Fannie Mae Pool MA4805	4.5000	11/01/52	2,017,350
2,028,000	Fannie Mae Pool MA4869	5.5000	01/01/53	2,035,068
1,472,976	Fannie Mae Pool MA4916	4.0000	02/01/53	1,371,120
2,092,132	Fannie Mae Pool MA5072	5.5000	06/01/53	2,096,189
1,347,454	Fannie Mae Pool CB7331	5.5000	10/01/53	1,352,705
1,999,186	Fannie Mae Pool FS9447	6.0000	12/01/53	2,040,185

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.3% (Continued)
	AGENCY FIXED RATE — 28.7% (Continued)
1,160,619	Fannie Mae Pool MA5470	5.5000	09/01/54	$1,161,524
1,415,299	Freddie Mac Pool SD8090	2.0000	09/01/50	1,130,567
1,188,805	Freddie Mac Pool SD8122	2.5000	01/01/51	995,538
1,846,319	Freddie Mac Pool SD8128	2.0000	02/01/51	1,471,423
947,734	Freddie Mac Pool RA5696	2.5000	08/01/51	791,320
1,829,219	Freddie Mac Pool SD8206	3.0000	04/01/52	1,584,677
2,079,769	Freddie Mac Pool RA7587	3.5000	06/01/52	1,882,928
2,338,025	Freddie Mac Pool SD8237	4.0000	08/01/52	2,179,488
2,342,485	Freddie Mac Pool SD8238	4.5000	08/01/52	2,245,625
2,329,519	Freddie Mac Pool SD8288	5.0000	01/01/53	2,295,380
1,998,990	Freddie Mac Pool SD8329	5.0000	06/01/53	1,964,538
999,291	Freddie Mac Pool SD3026	5.0000	06/01/53	983,515
977,719	Freddie Mac Pool SD8332	6.0000	06/01/53	996,316
				42,697,071
	GOVERNMENT OWNED, NO GUARANTEE — 8.4%
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,837,870
2,000,000	Federal National Mortgage Association	6.2500	05/15/29	2,178,612
2,250,000	Federal National Mortgage Association	7.1250	01/15/30	2,559,481
2,400,000	Federal National Mortgage Association	6.6250	11/15/30	2,716,307
2,050,000	Federal National Mortgage Association	5.6250	07/15/37	2,249,486
				12,541,756
	GOVERNMENT SPONSORED — 6.2%
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,454,364
2,350,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	2,368,570
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	1,017,615
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,757,805
1,750,000	Federal Farm Credit Banks Funding Corporation	2.9400	02/23/32	1,609,062
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	08/08/33	1,011,170
				9,218,586

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $65,112,867)			64,457,413

	TOTAL INVESTMENTS - 101.1% (Cost $152,421,072)			$150,418,702
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%			(1,648,005)
	NET ASSETS - 100.0%			$148,770,697

ABS	- Asset Backed Security

LLC	- Limited Liability Company

L.P.	- Limited Partnership

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is $8,274,637 or 5.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2025, was $726,255, representing 0.5% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Private investment.

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	BANKING - 1.5%
1,069,692	Huntington Bancshares, Inc.	$17,928,038

	BIOTECH & PHARMA - 1.5%
498,527	Royalty Pharma plc, Class A	17,961,928

	CHEMICALS - 3.9%
876,042	Element Solutions, Inc.	19,842,351
75,894	Sherwin-Williams Company (The)	26,058,964
		45,901,315
	COMMERCIAL SUPPORT SERVICES - 2.4%
509,542	Rollins, Inc.	28,748,360

	CONTAINERS & PACKAGING - 1.7%
449,411	International Paper Company	21,045,917

	DIVERSIFIED INDUSTRIALS - 2.6%
309,398	Pentair PLC	31,762,799

	ELECTRIC UTILITIES - 8.6%
37,206	Constellation Energy Corporation	12,008,609
409,558	Entergy Corporation	34,042,460
138,071	Public Service Enterprise Group, Inc.	11,622,817
192,448	Southern Company (The)	17,672,500
23,872	Talen Energy Corporation(a)	6,941,261
110,565	Vistra Corporation	21,428,603
		103,716,250
	ELECTRICAL EQUIPMENT - 9.9%
47,729	GE Vernova, LLC	25,255,800
423,825	nVent Electric PLC	31,045,181
142,596	Trane Technologies PLC	62,372,917
		118,673,898
	FOOD - 0.9%
135,477	McCormick & Company, Inc.	10,271,866

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	GAS & WATER UTILITIES - 1.4%
419,246	NiSource, Inc.	$16,912,384

	HOME CONSTRUCTION - 1.7%
161,189	DR Horton, Inc.	20,780,486

	INDUSTRIAL REIT - 3.6%
191,774	EastGroup Properties, Inc.	32,049,271
108,110	Prologis, Inc.	11,364,523
		43,413,794
	INDUSTRIAL SUPPORT SERVICES - 1.8%
91,181	Applied Industrial Technologies, Inc.	21,195,023

	INSTITUTIONAL FINANCIAL SERVICES - 5.6%
159,284	Houlihan Lokey, Inc.	28,663,156
436,700	Nasdaq, Inc.	39,049,714
		67,712,870
	INSURANCE - 4.9%
161,368	Arthur J Gallagher & Company	51,657,124
105,222	RLI Corporation	7,599,133
		59,256,257
	MACHINERY - 1.2%
82,273	IDEX Corporation	14,444,671

	MEDICAL EQUIPMENT & DEVICES - 4.6%
19,974	Mettler-Toledo International, Inc.(a)	23,463,857
135,049	STERIS plc	32,441,471
		55,905,328
	OIL & GAS PRODUCERS - 8.9%
142,253	DT Midstream, Inc.	15,635,027
369,337	EQT Corporation	21,539,734
207,239	Range Resources Corporation	8,428,410
111,889	Targa Resources Corporation	19,477,637
675,261	Williams Companies, Inc. (The)	42,413,144
		107,493,952

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	RESIDENTIAL REIT - 2.6%
56,106	AvalonBay Communities, Inc.	$11,417,571
138,476	Equity LifeStyle Properties, Inc.	8,539,815
169,468	Equity Residential	11,437,395
		31,394,781
	RETAIL - DISCRETIONARY - 6.7%
112,880	Ferguson Enterprises, Inc.	24,579,620
62,350	Group 1 Automotive, Inc.	27,228,868
83,570	Lithia Motors, Inc., Class A	28,231,617
		80,040,105
	SEMICONDUCTORS - 4.7%
28,137	KLA Corporation	25,203,436
324,805	Lam Research Corporation	31,616,519
		56,819,955
	SOFTWARE - 6.4%
64,321	Roper Technologies, Inc.	36,459,716
30,987	Tyler Technologies, Inc.(a)	18,370,333
93,675	Workday, Inc., Class A(a)	22,482,000
		77,312,049
	TECHNOLOGY HARDWARE - 2.1%
58,732	Motorola Solutions, Inc.	24,694,457

	TECHNOLOGY SERVICES - 5.4%
131,099	CDW Corporation	23,412,970
27,002	MSCI, Inc.	15,573,133
83,727	Verisk Analytics, Inc.	26,080,961
		65,067,064
	TRANSPORTATION & LOGISTICS - 2.2%
159,831	Old Dominion Freight Line, Inc.	25,940,571

	WHOLESALE - DISCRETIONARY - 0.8%
31,211	Pool Corporation	9,097,382

	TOTAL COMMON STOCKS (Cost $966,362,884)	1,173,491,500

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.3%
	ASSET MANAGEMENT — 0.3%
3,250,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	$3,248,258

	TOTAL CORPORATE BONDS (Cost $3,250,000)			3,248,258

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
116,934	Fidelity Money Market Government Portfolio Class I, 4.18% (Cost $116,934)(f)			116,934

	TOTAL INVESTMENTS - 97.9% (Cost $969,729,818)			$1,176,856,692
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%			25,829,791
	NET ASSETS - 100.0%			$1,202,686,483

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2025, was $3,248,258, representing 0.3% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	BIOTECH & PHARMA - 3.7%
70,363	Beta Bionics, Inc.(a)	$1,024,485
49,765	Guardant Health, Inc.(a)	2,589,771
		3,614,256
	E-COMMERCE DISCRETIONARY - 0.5%
11,760	Chewy, Inc., Class A(a)	501,211

	ELECTRICAL EQUIPMENT - 1.4%
2,548	GE Vernova, LLC	1,348,274

	INDUSTRIAL INTERMEDIATE PROD - 4.1%
117,653	Xometry, Inc., Class A(a)	3,975,495

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
8,268	Tradeweb Markets, Inc., Class A	1,210,435

	LEISURE PRODUCTS - 2.2%
2,572	Axon Enterprise, Inc.(a)	2,129,462

	SEMICONDUCTORS - 11.6%
6,918	Astera Labs, Inc.(a)	625,526
4,716	Broadcom, Inc.	1,299,965
12,366	Entegris, Inc.	997,318
2,861	Impinj, Inc.(a)	317,771
18,511	Lam Research Corporation	1,801,861
2,634	Monolithic Power Systems, Inc.	1,926,455
19,332	NVIDIA Corporation	3,054,262
1,797	SiTime Corporation(a)	382,905
4,044	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	915,926
		11,321,989
	SOFTWARE - 50.9%
195,165	Arteris, Inc.(a)	1,859,922
44,443	AvePoint, Inc.(a)	858,194
5,070	CommVault Systems, Inc.(a)	883,853
43,976	Confluent, Inc., Class A(a)	1,096,322

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 50.9% (Continued)
1,059	Constellation Software, Inc.	$3,886,248
1,634	Crowdstrike Holdings, Inc., Class A(a)	832,213
9,528	CyberArk Software Ltd.(a)	3,876,753
15,964	DocuSign, Inc.(a)	1,243,436
24,448	Dynatrace, Inc.(a)	1,349,774
15,368	Gen Digital, Inc.	451,819
8,824	Global-e Online Ltd.(a)	295,957
11,043	Guidewire Software, Inc.(a)	2,600,074
2,936	HubSpot, Inc.(a)	1,634,266
2,979	Intuit, Inc.	2,346,350
18,002	Klaviyo, Inc.(a)	604,507
4,931	Manhattan Associates, Inc.(a)	973,725
11,001	Monday.com Ltd.(a)	3,459,594
59,821	Nutanix, Inc., Class A(a)	4,572,718
4,524	Palo Alto Networks, Inc.(a)	925,791
2,688	Paycom Software, Inc.	622,003
6,406	Paylocity Holding Corporation(a)	1,160,703
84,693	Privia Health Group, Inc.(a)	1,947,939
10,329	Procore Technologies, Inc.(a)	706,710
3,154	Roper Technologies, Inc.	1,787,813
8,791	Rubrik, Inc., Class A(a)	787,586
35,145	Samsara, Inc., Class A(a)	1,398,068
8,332	SAP S.E. - ADR	2,533,761
462	ServiceNow, Inc.(a)	474,973
9,718	Shopify, Inc., Class A(a)	1,120,971
6,984	Snowflake, Inc., Class A(a)	1,562,810
818	Tyler Technologies, Inc.(a)	484,943
3,910	Zscaler, Inc.(a)	1,227,505
		49,567,301
	TECHNOLOGY HARDWARE - 10.8%
25,945	Ciena Corporation(a)	2,110,107
9,826	Credo Technology Group Holding Ltd.(a)	909,789
7,723	F5, Inc.(a)	2,273,033
64,589	Flex Ltd.(a)	3,224,283
7,651	Lumentum Holdings, Inc.(a)	727,304

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 10.8% (Continued)
21,491	Pure Storage, Inc., Class A(a)			$1,237,452
				10,481,968
	TECHNOLOGY SERVICES - 12.7%
156,895	Adyen N.V. - ADR(a)			2,872,747
41,130	ExlService Holdings, Inc.(a)			1,801,083
28,008	Kyndryl Holdings, Inc.(a)			1,175,216
110,629	Remitly Global, Inc.(a)			2,076,506
99,020	Toast, Inc., Class A(a)			4,385,596
				12,311,148

	TOTAL COMMON STOCKS (Cost $67,440,340)			96,461,539

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
750,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	749,598

	TOTAL CORPORATE BONDS (Cost $750,000)			749,598

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
13,109	Fidelity Money Market Government Portfolio, Class I, 4.18% (Cost $13,109)(f)			13,109

	TOTAL INVESTMENTS - 99.9% (Cost $68,203,449)			$97,224,246
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			63,042
	NET ASSETS - 100.0%			$97,287,288

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2025, was $749,598, representing 0.8% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING - 1.3%
509,779	Trade Desk, Inc. (The), Class A(a)	$36,698,990

	BIOTECH & PHARMA - 25.5%
75,482	Argenx S.E. - ADR(a)	41,607,188
355,738	Axsome Therapeutics, Inc.(a)	37,135,490
425,298	Blueprint Medicines Corporation(a)	54,514,698
1,344,376	Collegium Pharmaceutical, Inc.(a)	39,753,198
2,299,237	Guardant Health, Inc.(a)	119,652,292
422,934	Insmed, Inc.(a)	42,564,078
1,430,349	Mirum Pharmaceuticals, Inc.(a)	72,790,461
1,460,906	Scholar Rock Holding Corporation(a)	51,745,291
460,684	TransMedics Group, Inc.(a)	61,736,263
376,068	Vaxcyte, Inc.(a)	12,225,971
1,889,627	Verona Pharma plc - ADR(a)	178,720,922
		712,445,852
	COMMERCIAL SUPPORT SERVICES - 2.1%
306,479	Waste Connections, Inc.	57,225,759

	CONSTRUCTION MATERIALS - 1.6%
166,555	Vulcan Materials Company	43,440,875

	E-COMMERCE DISCRETIONARY - 1.6%
1,039,756	Chewy, Inc., Class A(a)	44,314,401

	ELECTRIC UTILITIES - 2.3%
333,361	Vistra Corporation	64,608,695

	ELECTRICAL EQUIPMENT - 5.8%
119,355	GE Vernova, LLC	63,156,698
48,962	Rockwell Automation, Inc.	16,263,708
189,717	Trane Technologies PLC	82,984,112
		162,404,518

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ENGINEERING & CONSTRUCTION - 1.9%
479,463	Frontdoor, Inc.(a)	$28,259,549
67,645	Quanta Services, Inc.	25,575,222
		53,834,771
	FOOD - 0.6%
460,567	Vital Farms, Inc.(a)	17,741,041

	HOME CONSTRUCTION - 1.0%
211,004	DR Horton, Inc.	27,202,636

	INDUSTRIAL INTERMEDIATE PROD - 3.6%
3,013,657	Xometry, Inc., Class A(a)	101,831,470

	INDUSTRIAL SUPPORT SERVICES - 5.2%
690,508	Fastenal Company	29,001,336
519,570	RB Global, Inc.	55,173,138
79,189	United Rentals, Inc.	59,660,993
		143,835,467
	LEISURE PRODUCTS - 1.9%
64,205	Axon Enterprise, Inc.(a)	53,157,888

	MACHINERY - 0.5%
108,663	Xylem, Inc.	14,056,646

	MEDICAL EQUIPMENT & DEVICES - 6.3%
2,766,154	Beta Bionics, Inc.(a),(b),(c),(e)	40,275,202
180,000	Beta Bionics, Inc.(a)	2,620,800
57,024	Intuitive Surgical, Inc.(a)	30,987,412
464,252	iRhythm Technologies, Inc.(a)	71,476,238
25,043	Mettler-Toledo International, Inc.(a)	29,418,513
		174,778,165
	OIL & GAS PRODUCERS - 2.7%
151,035	Cheniere Energy, Inc.	36,780,043
214,336	Targa Resources Corporation	37,311,611
		74,091,654

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	RETAIL - DISCRETIONARY - 3.4%
86,692	Lithia Motors, Inc.	$29,286,291
121,288	Lowe’s Companies, Inc.	26,910,169
450,495	O’Reilly Automotive, Inc.(a)	40,603,113
		96,799,573
	SEMICONDUCTORS - 7.6%
65,539	ASML Holding N.V.	52,522,299
519,244	Lam Research Corporation	50,543,211
586,648	Lattice Semiconductor Corporation(a)	28,739,886
39,318	Monolithic Power Systems, Inc.	28,756,399
110,283	NVIDIA Corporation	17,423,611
151,204	SiTime Corporation(a)	32,218,548
		210,203,954
	SOFTWARE - 12.6%
44,414	Crowdstrike Holdings, Inc., Class A(a)	22,620,494
45,656	CyberArk Software Ltd.(a)	18,576,513
342,996	Datadog, Inc., Class A(a)	46,074,653
1,979,930	Evolent Health, Inc., Class A(a)	22,294,012
1,205,139	Global-e Online Ltd.(a)	40,420,362
80,944	HubSpot, Inc.(a)	45,055,859
129,906	Monday.com Ltd.(a)	40,852,839
564,653	Nutanix, Inc., Class A(a)	43,162,075
121,998	Palo Alto Networks, Inc.(a)	24,965,671
86,425	Roper Technologies, Inc.	48,989,148
		353,011,626
	TECHNOLOGY SERVICES - 8.6%
33,778	Adyen N.V.(a)	62,001,926
351,008	ExlService Holdings, Inc.(a)	15,370,640
7,718	Fair Isaac Corporation(a)	14,108,195
1,317,855	Remitly Global, Inc.(a)	24,736,138
2,352,452	Toast, Inc., Class A(a)	104,190,100
63,720	Verisk Analytics, Inc.	19,848,780
		240,255,779

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TRANSPORTATION & LOGISTICS - 2.3%
390,981	Old Dominion Freight Line, Inc.			$63,456,216

	TOTAL COMMON STOCKS (Cost $1,542,650,027)			2,745,395,976

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.2%
	BIOTECH & PHARMA - 0.2%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			4,493,951

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			4,493,951

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
2,000,000	Hope Global Investments(c),(d),(e)	4.0000	01/07/28	1,930,976
5,000,000	Vision Fund International(c),(d),(e)	5.9030	09/19/25	5,000,000
9,000,000	Vision Fund International(c),(d),(e)	5.2600	11/30/25	8,995,176
5,000,000	Vision Fund International(c),(d),(e)	3.1500	12/15/25	4,946,960
5,000,000	Vision Fund International(c),(d),(e)	3.2230	12/15/26	4,848,285
5,000,000	Vision Fund International(c),(d),(e),(f)	5.5000	06/30/28	5,000,000
				30,721,397
	TOTAL CORPORATE BONDS (Cost $31,000,000)			30,721,397

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
5,443,531	Fidelity Money Market Government Portfolio, Class I, 4.18% (Cost $5,443,531)(g)			5,443,531

	TOTAL INVESTMENTS - 99.9% (Cost $1,579,093,558)			$2,786,054,855
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			4,177,525
	NET ASSETS - 100.0%			$2,790,232,380

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $75,490,550, representing 2.7% of net assets.

(d)	Private investment.

(e)	Restricted security. See Note 6 for additional details.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(g)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 93.5%
	BIOTECH & PHARMA - 69.3%
728,437	ACADIA Pharmaceuticals, Inc.(a)	$15,712,386
200,000	Akero Therapeutics, Inc.(a)	10,672,000
124,968	Alnylam Pharmaceuticals, Inc.(a)	40,750,815
49,222	Argenx S.E. - ADR(a)	27,132,151
375,924	Avidity Biosciences, Inc.(a)	10,676,242
366,719	Axsome Therapeutics, Inc.(a)	38,281,796
300,000	Biohaven Ltd.(a)	4,233,000
299,790	Blueprint Medicines Corporation(a)	38,427,082
384,231	Bridgebio Pharma, Inc.(a)	16,591,095
1,356,186	Celldex Therapeutics, Inc.(a)	27,598,385
1,285,217	Collegium Pharmaceutical, Inc.(a)	38,003,867
249,500	Cytokinetics, Inc.(a)	8,243,480
308,030	Disc Medicine, Inc.(a)	16,313,269
568,310	Edgewise Therapeutics, Inc.(a)	7,450,544
1,088,200	Guardant Health, Inc.(a)	56,629,928
771,844	Ideaya Biosciences, Inc.(a)	16,224,161
769,846	Insmed, Inc.(a)	77,477,300
562,990	Kymera Therapeutics, Inc.(a)	24,568,884
396,160	Metsera, Inc.(a)	11,270,752
1,194,573	Mirum Pharmaceuticals, Inc.(a)	60,791,819
951,433	ORIC Pharmaceuticals, Inc.(a)	9,657,045
372,229	REVOLUTION Medicines, Inc.(a)	13,694,305
1,439,533	Scholar Rock Holding Corporation(a)	50,988,259
1,414,081	Syndax Pharmaceuticals, Inc.(a)	13,242,869
954,531	TG Therapeutics, Inc.(a)	34,353,571
82,628	TransMedics Group, Inc.(a)	11,072,978
1,381,324	Trevi Therapeutics, Inc.(a)	7,555,842
47,241	United Therapeutics Corporation(a)	13,574,701
468,780	Vaxcyte, Inc.(a)	15,240,038
809,112	Verona Pharma plc - ADR(a)	76,525,813
		792,954,377

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 93.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 20.7%
1,768,644	Beta Bionics, Inc.(a),(b),(c),(f)			$25,751,457
120,000	Beta Bionics, Inc.(a)			1,747,200
272,323	Bruker Corporation			11,219,708
1,389,427	Celcuity, Inc.(a)			18,548,850
565,546	Exact Sciences Corporation(a)			30,053,114
220,740	Glaukos Corporation(a)			22,800,235
156,658	Inspire Medical Systems, Inc.(a)			20,329,509
223,127	iRhythm Technologies, Inc.(a)			34,352,633
693,008	Kestra Medical Technologies Inc(a),(c),(f)			11,490,073
367,549	Kestra Medical Technologies, Inc.(a)			6,093,962
468,476	PROCEPT BioRobotics Corporation(a)			26,984,218
77,711	Repligen Corporation(a)			9,665,694
684,782	Veracyte, Inc.(a)			18,509,657
				237,546,310
	SOFTWARE - 3.5%
2,070,815	Evolent Health, Inc., Class A(a)			23,317,377
737,694	Privia Health Group, Inc.(a)			16,966,962
				40,284,339

	TOTAL COMMON STOCKS (Cost $839,655,275)			1,070,785,026

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.2%
	BIOTECH & PHARMA - 0.2%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			1,725,025

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			1,725,025

Shares		Coupon Rate	Maturity Date	Fair Value
	PRIVATE INVESTMENTS — 3.4%
	BIOTECH & PHARMA - 2.5%
20,482,289	Avalyn Pharma Inc. Series C1 (a),(c),(d),(e),(f)	8.00%		16,310,046
4,060,259	Avalyn Pharma Inc. Series D1(a),(c),(d),(e),(f)	8.00%		3,233,184
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)			—
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)			349,500

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Coupon Rate	Maturity Date	Fair Value
	PRIVATE INVESTMENTS — 3.4% (Continued)
	BIOTECH & PHARMA - 2.5% (Continued)
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)			$349,500
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)			127,247
2,479,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)			173,344
1,017,770	Evida BioSciences, Inc. (a),(b),(c),(d),(e),(f)			702,261
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)			1,503,659
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)			1,236,341
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)			2,870,854
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	6.00%		769,378
133,941	Freenome Holdings, Inc. Series F(a),(c),(d),(e),(f)	6.00%		110,756
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	$0.08		—
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	$0.0944		—
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	$0.0944		—
763,319	Kojin Therapeutics, Inc. Series A-1(a),(c),(d),(e),(f)	3.00%		—
763,319	Kojin Therapeutics, Inc. Series A-2 (a),(c),(d),(e),(f)	3.00%		—
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)	8.00%		1,643,813
				29,379,883
	MEDICAL EQUIPMENT & DEVICES - 0.9%
15,450,219	Kardium Inc. Series D-8 (a),(c),(d),(e),(f)	8.00%		10,000,000

	TOTAL PRIVATE INVESTMENTS (Cost $103,754,578)			39,379,883

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(g)
	BIOTECH & PHARMA — 0.0%(g)
3,500,000	Biosplice Therapeutics Inc. Series C PIK(c),(d),(e),(f)	10.50	03/12/26	242,533

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			242,533

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(g)
	BIOTECH & PHARMA - 0.0% (g)
106,490	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)	09/12/27	$0.98	$—

	TOTAL WARRANT (Cost $–)			—

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
3,554,866	Fidelity Money Market Government Portfolio, Class I, 4.18% (Cost $3,554,866)(h)			3,554,866

	TOTAL INVESTMENTS - 97.4% (Cost $950,464,719)			$1,115,687,333
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			30,182,234
	NET ASSETS - 100.0%			$1,145,869,567

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LTD	- Limited Company

PIK	- Payment in Kind

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2025, was $78,588,971, representing 6.9% of net assets.

(d)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security. See Note 6 for additional details.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	BANKING - 1.5%
142,022	Huntington Bancshares, Inc.	$2,380,289

	BIOTECH & PHARMA - 4.8%
4,261	Amgen, Inc.	1,189,714
2,514	Eli Lilly & Company	1,959,738
131,755	Royalty Pharma plc, Class A	4,747,133
		7,896,585
	CHEMICALS - 8.5%
5,325	Air Products and Chemicals, Inc.	1,501,970
17,030	Linde PLC	7,990,135
12,924	Sherwin-Williams Company (The)	4,437,585
		13,929,690
	COMMERCIAL SUPPORT SERVICES - 1.2%
7,786	Republic Services, Inc.	1,920,105

	CONTAINERS & PACKAGING - 0.9%
30,275	International Paper Company	1,417,778

	ELECTRIC UTILITIES - 8.3%
12,613	Constellation Energy Corporation	4,070,972
23,151	Entergy Corporation	1,924,311
22,889	Public Service Enterprise Group, Inc.	1,926,796
62,290	Southern Company (The)	5,720,091
		13,642,170
	ELECTRICAL EQUIPMENT - 8.5%
13,182	GE Vernova, LLC	6,975,255
15,993	Trane Technologies PLC	6,995,499
		13,970,754
	HOME CONSTRUCTION - 1.9%
23,622	DR Horton, Inc.	3,045,348

	INDUSTRIAL REIT - 0.8%
12,954	Prologis, Inc.	1,361,725

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSURANCE - 1.8%
9,291	Arthur J Gallagher & Company	$2,974,235

	MEDICAL EQUIPMENT & DEVICES - 3.2%
23,226	Boston Scientific Corporation(a)	2,494,705
2,315	Mettler-Toledo International, Inc.(a)	2,719,476
		5,214,181
	OIL & GAS PRODUCERS - 3.5%
91,759	Williams Companies, Inc. (The)	5,763,383

	RETAIL - DISCRETIONARY - 7.8%
8,880	Ferguson Enterprises, Inc.	1,933,620
8,655	Home Depot, Inc. (The)	3,173,269
8,355	Lowe’s Companies, Inc.	1,853,724
64,816	O’Reilly Automotive, Inc.(a)	5,841,866
		12,802,479
	SEMICONDUCTORS - 13.5%
4,180	Advanced Micro Devices, Inc.(a)	593,142
1,366	ASML Holding N.V.	1,094,699
24,319	Broadcom, Inc.	6,703,532
2,213	KLA Corporation	1,982,273
12,765	Lam Research Corporation	1,242,545
65,718	NVIDIA Corporation	10,382,787
		21,998,978
	SOFTWARE - 16.5%
11,942	Cadence Design Systems, Inc.(a)	3,679,927
7,458	Intuit, Inc.	5,874,145
10,938	Roper Technologies, Inc.	6,200,095
7,258	SAP S.E. - ADR	2,207,158
4,425	ServiceNow, Inc.(a)	4,549,254
18,399	Workday, Inc., Class A(a)	4,415,760
		26,926,339
	SPECIALTY FINANCE - 4.6%
23,453	American Express Company	7,481,038

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY HARDWARE - 2.7%
10,240	Dell Technologies, Inc., Class C	$1,255,424
7,409	Motorola Solutions, Inc.	3,115,188
		4,370,612
	TECHNOLOGY SERVICES - 5.8%
5,929	CDW Corporation	1,058,860
15,827	S&P Global, Inc.	8,345,419
		9,404,279
	TRANSPORTATION & LOGISTICS - 3.2%
12,086	Old Dominion Freight Line, Inc.	1,961,558
14,193	Union Pacific Corporation	3,265,525
		5,227,083

	TOTAL COMMON STOCKS (Cost $139,408,720)	161,727,051

	TOTAL INVESTMENTS - 99.0% (Cost $139,408,720)	$161,727,051
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,665,973
	NET ASSETS - 100.0%	$163,393,024

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.4%
	AUTO LOAN — 1.2%
2,070,000	CarMax Auto Owner Trust Series 2024-2 D		6.4200	10/15/30	$2,140,323

	OTHER ABS — 1.2%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1040	04/17/28	1,979,622

	TOTAL ASSET BACKED SECURITIES (Cost $4,104,715)				4,119,945

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0%
	ASSET MANAGEMENT — 0.4%
750,000	Hope Global Investments (c),(d),(e)		4.6000	10/10/28	726,255

	BANKING — 7.4%
2,350,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,385,501
2,750,000	Huntington Bancshares, Inc.		2.5500	02/04/30	2,514,866
2,975,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,040,193
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,016,472
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,666,137
					12,623,169
	BIOTECH & PHARMA — 1.2%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,986,779

	CHEMICALS — 1.3%
2,100,000	Sherwin-Williams Company (The)		4.5500	03/01/28	2,119,901

	COMMERCIAL SUPPORT SERVICES — 1.2%
2,000,000	Waste Management, Inc.		4.9500	07/03/27	2,034,583

	CONSTRUCTION MATERIALS — 1.8%
1,475,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	1,462,216
1,600,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	1,648,723
					3,110,939

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0% (Continued)
	ELECTRIC UTILITIES — 10.7%
2,000,000	AES Corporation (The)		1.3750	01/15/26	$1,962,071
2,325,000	Ameren Illinois Company		3.8000	05/15/28	2,308,185
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,069,797
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,323,290
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,512,391
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,607,644
2,500,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,545,900
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,013,774
1,750,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,680,066
					18,023,118
	ELECTRICAL EQUIPMENT — 1.4%
2,350,000	Lennox International, Inc.		5.5000	09/15/28	2,423,854

	ENGINEERING & CONSTRUCTION — 3.3%
1,550,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,551,540
2,000,000	MasTec, Inc.(a)		4.5000	08/15/28	1,973,438
2,000,000	Quanta Services, Inc.		4.7500	08/09/27	2,017,452
					5,542,430
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,575,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,497,324

	HOME & OFFICE PRODUCTS — 0.7%
1,250,000	Somnigroup International, Inc.(a)		4.0000	04/15/29	1,196,737

	HOME CONSTRUCTION — 1.9%
1,600,000	M/I Homes, Inc.		4.9500	02/01/28	1,591,004
1,600,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,554,768
					3,145,772
	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,575,000	United Rentals North America, Inc.		3.8750	11/15/27	1,543,122

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
2,500,000	Nasdaq, Inc.		5.3500	06/28/28	2,575,107

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0% (Continued)
	INSURANCE — 4.6%
2,750,000	Aflac, Inc.		1.1250	03/15/26	$2,686,659
1,750,000	Assurant, Inc.		3.7000	02/22/30	1,665,433
2,100,000	Brown & Brown, Inc.		4.5000	03/15/29	2,099,684
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,393,276
					7,845,052
	MACHINERY — 2.2%
1,700,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,637,654
2,250,000	Xylem, Inc.		1.9500	01/30/28	2,129,075
					3,766,729
	OIL & GAS PRODUCERS — 5.1%
2,200,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,176,793
1,000,000	ConocoPhillips Company		4.7000	01/15/30	1,014,078
2,100,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,009,166
1,400,000	EQT Corporation		5.7000	04/01/28	1,440,231
2,000,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	1,911,736
					8,552,004
	REAL ESTATE INVESTMENT TRUSTS — 6.0%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,663,270
2,000,000	American Tower Corporation		5.2500	07/15/28	2,050,601
2,250,000	Equinix, Inc.		1.5500	03/15/28	2,097,854
412,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	429,760
1,500,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,494,414
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,444,074
					10,179,973
	RETAIL - DISCRETIONARY — 3.9%
1,600,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,579,240
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,520,099
1,500,000	Builders FirstSource, Inc.(a)		5.0000	03/01/30	1,473,605
1,000,000	Home Depot, Inc. (The)		4.8750	06/25/27	1,016,095
					6,589,039

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0% (Continued)
	SEMICONDUCTORS — 3.2%
2,300,000	Broadcom, Inc.		4.1100	09/15/28	$2,291,129
2,025,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,788,880
1,325,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,258,698
					5,338,707
	SOFTWARE — 2.5%
2,675,000	Roper Technologies, Inc.		4.2000	09/15/28	2,665,830
1,650,000	Workday, Inc.		3.5000	04/01/27	1,628,779
					4,294,609
	TECHNOLOGY SERVICES — 1.2%
2,025,000	Verisk Analytics, Inc.		4.1250	03/15/29	2,012,722

	WHOLESALE - CONSUMER STAPLES — 0.7%
1,250,000	Sysco Corporation		2.4000	02/15/30	1,143,763

	TOTAL CORPORATE BONDS (Cost $107,458,330)				108,271,688

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.5%
	COMBINED UTILITIES — 0.9%
1,525,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,545,707

	COUNTY — 0.6%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,095,508

	SINGLE-FAMILY HOUSING — 2.8%
305,000	Illinois Housing Development Authority		5.0940	04/01/30	312,294
1,000,000	Illinois Housing Development Authority		5.2440	04/01/31	1,032,251
525,000	Illinois Housing Development Authority		5.0530	04/01/32	533,612
30,000	Maryland Community Development Administration		3.2420	09/01/48	29,822
2,150,000	Virginia Housing Development Authority		4.8570	10/01/29	2,196,858
500,000	Virginia Housing Development Authority		4.9140	04/01/30	511,803
					4,616,640

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.5% (Continued)
	WATER AND SEWER — 1.2%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	$1,979,461

	TOTAL MUNICIPAL BONDS (Cost $9,254,572)				9,237,316

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.6%
	AGENCY FIXED RATE — 8.8%
2,774,418	Fannie Mae Pool MA5589		4.5000	01/01/40	2,757,999
1,882,919	Fannie Mae Pool MA5072		5.5000	06/01/53	1,886,571
1,796,606	Fannie Mae Pool CB7331		5.5000	10/01/53	1,803,607
1,486,849	Fannie Mae Pool MA5165		5.5000	10/01/53	1,489,349
888,527	Fannie Mae Pool FS9447		6.0000	12/01/53	906,748
1,735,769	Freddie Mac Pool SB8333		4.5000	10/01/39	1,726,704
1,888,688	Freddie Mac Pool SB8347		4.0000	01/01/40	1,847,944
1,614,212	Freddie Mac Pool SD8258		5.0000	10/01/52	1,590,722
970,183	Ginnie Mae II Pool MA7107		2.5000	01/20/36	908,881
					14,918,525
	AGENCY HYBRID ARMS — 0.0%(f)
5,217	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	4.6250	08/20/41	5,313

	ARMS — 0.0%(f)
1,315	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	7.2950	08/01/34	1,347
3	Ginnie Mae II Pool 8660(b)	H15T1Y + 1.500%	4.6250	07/20/25	3
9,261	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	5.6250	01/20/32	9,390
1,098	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	4.7500	12/20/32	1,118
					11,858
	GOVERNMENT OWNED, NO GUARANTEE — 7.8%
2,000,000	Federal Home Loan Mortgage Corporation		4.2500	10/23/26	1,997,038
1,000,000	Federal Home Loan Mortgage Corporation		4.6000	06/17/27	999,947
2,500,000	Federal National Mortgage Association		6.2500	05/15/29	2,723,265
2,500,000	Federal National Mortgage Association		7.1250	01/15/30	2,843,868
1,500,000	Federal National Mortgage Association		7.2500	05/15/30	1,727,982
2,500,000	Federal National Mortgage Association		6.6250	11/15/30	2,829,486
					13,121,586

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.6% (Continued)
	GOVERNMENT SPONSORED — 8.0%
1,250,000	Federal Farm Credit Banks Funding Corporation		4.2800	12/17/26	$1,246,994
1,250,000	Federal Farm Credit Banks Funding Corporation		3.5000	06/23/27	1,241,122
2,000,000	Federal Farm Credit Banks Funding Corporation		4.6700	12/02/27	1,999,958
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,286,759
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,489,232
1,750,000	Federal Farm Credit Banks Funding Corporation		4.0000	04/01/30	1,763,510
1,200,000	Federal Farm Credit Banks Funding Corporation		4.8400	04/08/30	1,199,865
1,500,000	Federal Farm Credit Banks Funding Corporation		1.4500	06/11/30	1,333,757
1,000,000	Federal Farm Credit Banks Funding Corporation		4.0000	01/13/31	1,004,460
					13,565,657
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $41,486,511)				41,622,939

	TOTAL INVESTMENTS – 96.5% (Cost $162,304,128)				$163,251,888
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%				5,955,087
	NET ASSETS - 100.0%				$169,206,975

ABS	Asset Backed Security

LLC	Limited Liability Company

LP	Limited Partnership

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $20,551,775 or 12.1% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $726,255, representing 0.4% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Private investment.

(f)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$338,340,553	$152,421,072	$969,729,818	$68,203,449	$1,532,306,400
Affiliated investments at cost	—	—	—	—	46,787,158
Total Investments at cost	338,340,553	152,421,072	969,729,818	68,203,449	1,579,093,558
Unaffiliated investments at value	$380,709,980	$150,418,702	$1,176,856,692	$97,224,246	$2,745,779,653
Affiliated investments at value	—	—	—	—	40,275,202
Total investments at value	380,709,980	150,418,702	1,176,856,692	97,224,246	2,786,054,855
Cash held at custodian	4,971,527	3,813,160	24,370,607	511,631	4,741,816
Cash held at broker	116,211	—	112,148	170,539	181,061
Receivable for securities sold	1,484,338	—	—	—	—
Receivable for Fund shares sold	199,728	79,771	1,816,765	37,624	5,987,216
Dividends and interest receivable	1,862,345	1,559,177	1,185,564	21,237	495,495
Prepaid expenses and other assets	50,752	1,765	134,847	13,950	138,305
TOTAL ASSETS	389,394,881	155,872,575	1,204,476,623	97,979,227	2,797,598,748

LIABILITIES
Payable for investments purchased	1,593,731	95,163	—	—	—
Payable for Fund shares redeemed	304,458	6,879,410	559,915	490,179	4,111,129
Advisory fees payable	193,776	22,743	838,874	91,467	2,222,216
Distribution (12b-1) fees payable	105,111	13,982	175,603	25,463	149,236
Payable to related parties	66,374	36,230	117,865	24,467	241,486
Accrued expenses and other liabilities	88,996	54,350	97,883	60,363	642,301
TOTAL LIABILITIES	2,352,446	7,101,878	1,790,140	691,939	7,366,368
NET ASSETS	$387,042,435	$148,770,697	$1,202,686,483	$97,287,288	$2,790,232,380

Composition of Net Assets:
Paid in capital	$332,881,764	$165,972,532	$972,282,974	$116,099,129	$1,353,461,223
Accumulated earnings (losses)	54,160,671	(17,201,835)	230,403,509	(18,811,841)	1,436,771,157
NET ASSETS	$387,042,435	$148,770,697	$1,202,686,483	$97,287,288	$2,790,232,380

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$18,546,714	$37,596,281	$77,292,598	$19,462,053	$288,736,177
Shares of beneficial interest outstanding (a)	1,265,179	4,570,278	3,981,887	1,444,336	5,343,021
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.66	$8.23	$19.41	$13.47	$54.04

Class A Shares:
Net Assets	$37,205,086	$979,293	$65,648,354	$8,133,436	$307,538,393
Shares of beneficial interest outstanding (a)	2,532,863	118,515	3,380,167	604,089	5,736,061
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.69	$8.26	$19.42	$13.46	$53.61
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$15.59	$8.76	$20.60	$14.28	$56.88

Class C Shares:
Net Assets	$16,869,003	$644,315	$27,017,788	$2,147,987	$139,105,483
Shares of beneficial interest outstanding (a)	1,157,312	78,823	1,413,868	165,687	3,001,146
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.58	$8.17	$19.11	$12.96	$46.35

Class I Shares:
Net Assets	$314,421,632	$109,550,808	$1,032,727,743	$67,543,812	$2,054,852,327
Shares of beneficial interest outstanding (a)	21,444,579	13,315,593	53,157,127	4,960,104	36,672,300
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.66	$8.23	$19.43	$13.62	$56.03

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$890,026,207	$139,408,720	$162,304,128
Affiliated investments at cost	60,438,512	—	—
Investments at cost	950,464,719	139,408,720	162,304,128
Unaffiliated investments at value	$1,088,234,024	$161,727,051	$163,251,888
Affiliated investments at value	27,453,309	—	—
Total investments at value	1,115,687,333	161,727,051	163,251,888
Cash held at custodian	31,784,024	1,569,951	4,551,997
Cash held at broker	121,122	—	—
Receivable for securities sold	—	1,160,761	—
Receivable for Fund shares sold	443,463	66,148	177,015
Dividends and interest receivable	218,526	49,534	1,666,700
Prepaid expenses and other assets	85,821	57,239	36,739
TOTAL ASSETS	1,148,340,289	164,630,684	169,684,339

LIABILITIES
Payable for investments purchased	—	1,166,172	237,908
Payable for Fund shares redeemed	937,549	51,964	123,584
Advisory fees payable	1,029,786	4,463	32,089
Distribution (12b-1) fees payable	50,226	—	6,879
Payable to related parties	131,800	15,061	29,419
Accrued expenses and other liabilities	321,361	—	47,485
TOTAL LIABILITIES	2,470,722	1,237,660	477,364
NET ASSETS	$1,145,869,567	$163,393,024	$169,206,975

Composition of Net Assets:
Paid in capital	$1,133,954,839	$141,450,451	$177,155,167
Accumulated earnings (losses)	11,914,728	21,942,573	(7,948,192)
NET ASSETS	$1,145,869,567	$163,393,024	$169,206,975

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$59,747,855	$9,268,233	$17,358,950
Shares of beneficial interest outstanding (a)	1,799,342	611,123	1,718,141
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$33.21	$15.17	$10.10

Class A Shares:
Net Assets	$97,510,031	$4,428,276	$4,378,082
Shares of beneficial interest outstanding (a)	2,961,148	292,679	432,186
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share	$32.93	$15.13	$10.13
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$34.94	$16.05	$10.75

Class C Shares:
Net Assets	$37,459,646	$1,018,874	$1,602,882
Shares of beneficial interest outstanding (a)	1,257,513	68,699	159,384
Net asset value (Net Assets ÷ Shares Outstanding),
offering price, and redemption price per share	$29.79	$14.83	$10.06

Class I Shares:
Net Assets	$951,152,035	$148,677,641	$145,867,061
Shares of beneficial interest outstanding (a)	27,923,036	9,771,357	14,050,596
Net asset value (Net Assets ÷ Shares Outstanding),
offering price, and redemption price per share	$34.06	$15.22	$10.38

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
INVESTMENT INCOME
Dividend income	$3,244,649	$—	$15,425,811	$125,924	$8,986,982
Interest	7,489,663	7,089,290	1,192,452	255,778	5,038,951
Less: Foreign dividend withholding taxes	—	—	—	(5,645)	(219,473)
TOTAL INVESTMENT INCOME	10,734,312	7,089,290	16,618,263	376,057	13,806,460

EXPENSES
Investment advisory fees	2,330,394	504,777	7,598,747	1,179,143	29,160,455
Distribution (12b-1) fees:
Class N	38,566	74,079	161,536	37,545	709,292
Class A	82,748	1,977	150,352	20,306	762,961
Class C	166,770	5,834	240,961	22,937	1,492,371
Shareholder servicing fees	317,348	199,846	1,014,228	153,336	3,079,575
Financial administration/fund accounting fees	161,320	86,087	309,703	58,868	843,659
Registration fees	86,075	42,345	118,625	71,010	133,000
Legal administration/management services fees	82,497	31,707	222,474	22,805	631,818
Transfer agent fees	49,700	24,788	84,824	32,427	256,746
Legal fees	26,657	26,185	36,499	28,551	27,328
Printing and postage expenses	25,562	33,763	197,778	40,533	300,938
Custodian fees	23,743	9,677	55,054	14,051	161,914
Compliance officer fees	18,613	12,589	32,739	9,524	81,643
Trustees fees and expenses	15,922	15,882	15,909	15,922	15,822
Insurance expense	12,775	3,650	20,075	3,650	116,800
Audit fees	9,243	7,785	33,320	8,689	129,827
Other expenses	8,940	6,057	16,326	5,870	7,177
TOTAL EXPENSES	3,456,873	1,087,028	10,309,150	1,725,167	37,911,326

Less: Fees waived/reimbursed by the Advisor	—	(143,748)	—	(112,235)	—
Plus: Recapture of fees previously waived	—	—	141,466	—	—
NET EXPENSES	3,456,873	943,280	10,450,616	1,612,932	37,911,326

NET INVESTMENT INCOME (LOSS)	7,277,439	6,146,010	6,167,647	(1,236,875)	(24,104,866)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	23,798,429	(1,388,720)	56,088,289	10,877,977	465,406,101
Affiliated investments (See Note 5)	—	—	—	—	(69,428,028)
Securities sold short	—	—	—	(107,439)	—
Foreign currency transactions	—	—	—	—	(39,255)
Net realized gain (loss):	23,798,429	(1,388,720)	56,088,289	10,770,538	395,938,818
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	273,040	3,590,668	32,216,411	2,805,100	(153,831,073)
Affiliated investments (See Note 5)	—	—	—	—	158,781,235
Net change in unrealized appreciation:	273,040	3,590,668	32,216,411	2,805,100	4,950,162

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	24,071,469	2,201,948	88,304,700	13,575,638	400,888,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,348,908	$8,347,958	$94,472,347	$12,338,763	$376,784,114

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2025

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
INVESTMENT INCOME
Dividend income	$—	$1,765,593	$—
Interest	2,774,072	165,561	6,590,013
Less: Foreign dividend withholding taxes	(562)	(5,334)	—
TOTAL INVESTMENT INCOME	2,773,510	1,925,820	6,590,013

EXPENSES
Investment advisory fees	14,591,841	1,097,776	479,962
Distribution (12b-1) fees:
Class N	149,347	29,752	36,207
Class A	278,978	7,325	11,429
Class C	475,291	5,529	15,792
Shareholder servicing fees	1,406,079	180,681	151,928
Financial administration/fund accounting fees	378,662	63,055	80,990
Legal administration/management services fees	281,921	32,169	33,086
Printing and postage expenses	197,934	129,544	15,301
Transfer agent fees	181,158	36,861	24,341
Registration fees	97,350	68,525	63,000
Custodian fees	73,661	12,427	9,186
Audit fees	53,452	9,562	8,457
Insurance expense	52,925	1,103	5,475
Compliance officer fees	40,408	10,566	12,776
Legal fees	32,671	30,563	21,956
Trustees fees and expenses	15,917	15,922	15,922
Other expenses	21,272	6,296	6,487
TOTAL EXPENSES	18,328,867	1,737,656	992,295

Less: Fees waived/reimbursed by the Advisor	—	(280,014)	(76,975)
NET EXPENSES	18,328,867	1,457,642	915,320

NET INVESTMENT INCOME (LOSS)	(15,555,357)	468,178	5,674,693

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	14,423,207	1,634,873	(411,501)
Affiliated investments (See Note 5)	(117,035,593)	—	—
Net realized gain (loss):	(102,612,386)	1,634,873	(411,501)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	30,068,410	14,793,770	3,761,607
Affiliated investments (See Note 5)	81,992,644	—	—
Net change in unrealized appreciation (depreciation):	112,061,054	14,793,770	3,761,607

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	9,448,668	16,428,643	3,350,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,106,689)	$16,896,821	$9,024,799

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$7,277,439	$5,685,090
Net realized gain	23,798,429	3,359,942
Distributions of long term capital gains from underlying investment companies	—	2,982
Net change in unrealized appreciation	273,040	32,146,544
Net increase in net assets resulting from operations	31,348,908	41,194,558

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(343,693)	(422,597)
Class A	(592,586)	(408,420)
Class C	(171,720)	(129,472)
Class I	(6,417,037)	(4,928,123)
Total distributions to shareholders	(7,525,036)	(5,888,612)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,425,454	9,079,352
Class A	10,050,801	7,382,970
Class C	3,676,253	2,465,144
Class I	79,882,967	99,214,636
Net asset value of shares issued in reinvestment of distributions:
Class N	320,908	399,727
Class A	541,839	363,434
Class C	161,394	120,546
Class I	5,855,202	4,513,376
Payments for shares redeemed:
Class N	(10,887,263)	(20,672,373)
Class A	(5,652,475)	(5,867,639)
Class C	(4,011,035)	(4,339,723)
Class I	(101,665,264)	(81,509,861)
Net increase (decrease) in net assets from shares of beneficial interest	(16,301,219)	11,149,589

TOTAL INCREASE IN NET ASSETS	7,522,653	46,455,535

NET ASSETS
Beginning of Year	379,519,782	333,064,247
End of Year	$387,042,435	$379,519,782

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	379,280	702,251
Shares Reinvested	22,262	30,806
Shares Redeemed	(755,446)	(1,575,339)
Net decrease in shares of beneficial interest outstanding	(353,904)	(842,282)

Class A:
Shares Sold	703,397	556,790
Shares Reinvested	37,532	27,746
Shares Redeemed	(393,817)	(450,768)
Net increase in shares of beneficial interest outstanding	347,112	133,768

Class C:
Shares Sold	256,631	189,180
Shares Reinvested	11,261	9,284
Shares Redeemed	(279,902)	(336,562)
Net decrease in shares of beneficial interest outstanding	(12,010)	(138,098)

Class I:
Shares Sold	5,556,351	7,563,324
Shares Reinvested	406,334	345,405
Shares Redeemed	(7,087,635)	(6,292,309)
Net increase (decrease) in shares of beneficial interest outstanding	(1,124,950)	1,616,420

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$6,146,010	$3,858,167
Net realized loss	(1,388,720)	(2,770,122)
Net change in unrealized appreciation	3,590,668	2,371,706
Net increase in net assets resulting from operations	8,347,958	3,459,751

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(1,457,744)	(1,109,828)
Class A	(31,197)	(14,181)
Class C	(19,228)	(7,752)
Class I	(4,645,541)	(2,637,606)
Total distributions to shareholders	(6,153,710)	(3,769,367)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	6,594,772	7,288,166
Class A	364,509	392,447
Class C	186,531	324,177
Class I	57,015,246	96,894,042
Net asset value of shares issued in reinvestment of distributions:
Class N	1,454,517	1,106,587
Class A	31,036	14,053
Class C	18,491	7,478
Class I	3,031,515	1,570,467
Payments for shares redeemed:
Class N	(6,539,391)	(10,033,040)
Class A	(38,702)	(206,432)
Class C	(61,906)	(57,303)
Class I	(52,785,061)	(37,064,233)
Net increase in net assets from shares of beneficial interest	9,271,557	60,236,409

TOTAL INCREASE IN NET ASSETS	11,465,805	59,926,793

NET ASSETS
Beginning of Year	137,304,892	77,378,099
End of Year	$148,770,697	$137,304,892

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	801,510	896,472
Shares Reinvested	177,427	136,943
Shares Redeemed	(796,295)	(1,241,562)
Net increase (decrease) in shares of beneficial interest outstanding	182,642	(208,147)

Class A:
Shares Sold	44,589	47,998
Shares Reinvested	3,768	1,728
Shares Redeemed	(4,718)	(25,196)
Net increase in shares of beneficial interest outstanding	43,639	24,530

Class C:
Shares Sold	22,941	40,205
Shares Reinvested	2,273	929
Shares Redeemed	(7,652)	(7,073)
Net increase in shares of beneficial interest outstanding	17,562	34,061

Class I:
Shares Sold	6,939,005	12,040,793
Shares Reinvested	369,931	193,765
Shares Redeemed	(6,454,977)	(4,596,461)
Net increase in shares of beneficial interest outstanding	853,959	7,638,097

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$6,167,647	$3,693,391
Net realized gain	56,088,289	14,015,615
Distributions of long term capital gains from underlying investment companies	—	68,490
Net change in unrealized appreciation	32,216,411	117,234,972
Net increase in net assets resulting from operations	94,472,347	135,012,468

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(395,039)	(334,756)
Class A	(282,723)	(147,401)
Class I	(6,375,869)	(3,216,856)
Total distributions to shareholders	(7,053,631)	(3,699,013)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	29,707,917	29,519,252
Class A	21,230,753	12,265,171
Class C	9,391,939	5,169,491
Class I	543,513,016	334,215,421
Net asset value of shares issued in reinvestment of distributions:
Class N	387,623	324,923
Class A	273,316	141,369
Class I	5,640,651	2,894,360
Payments for shares redeemed:
Class N	(48,828,521)	(50,762,173)
Class A	(11,453,642)	(6,831,786)
Class C	(3,918,430)	(3,551,445)
Class I	(294,590,525)	(164,593,403)
Net increase in net assets from shares of beneficial interest	251,354,097	158,791,180

TOTAL INCREASE IN NET ASSETS	338,772,813	290,104,635

NET ASSETS
Beginning of Year	863,913,670	573,809,035
End of Year	$1,202,686,483	$863,913,670

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	1,588,817	1,807,676
Shares Reinvested	20,467	19,929
Shares Redeemed	(2,585,707)	(3,142,435)
Net decrease in shares of beneficial interest outstanding	(976,423)	(1,314,830)

Class A:
Shares Sold	1,121,380	762,040
Shares Reinvested	14,439	8,574
Shares Redeemed	(606,903)	(424,470)
Net increase in shares of beneficial interest outstanding	528,916	346,144

Class C:
Shares Sold	506,317	319,457
Shares Redeemed	(209,307)	(226,340)
Net increase in shares of beneficial interest outstanding	297,010	93,117

Class I:
Shares Sold	28,790,641	20,550,743
Shares Reinvested	298,143	174,089
Shares Redeemed	(15,726,135)	(10,273,314)
Net increase in shares of beneficial interest outstanding	13,362,649	10,451,518

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment loss	$(1,236,875)	$(1,477,820)
Net realized gain (loss)	10,770,538	(2,174,150)
Net change in unrealized appreciation	2,805,100	3,599,272
Net increase (decrease) in net assets resulting from operations	12,338,763	(52,698)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	3,229,416	6,027,041
Class A	842,122	1,869,118
Class C	221,228	542,067
Class I	24,547,146	32,629,726
Payments for shares redeemed:
Class N	(5,292,622)	(8,987,032)
Class A	(2,056,176)	(1,673,077)
Class C	(877,078)	(611,792)
Class I	(51,152,017)	(30,069,547)
Net decrease in net assets from shares of beneficial interest	(30,537,981)	(273,496)

TOTAL DECREASE IN NET ASSETS	(18,199,218)	(326,194)

NET ASSETS
Beginning of Year	115,486,506	115,812,700
End of Year	$97,287,288	$115,486,506

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	260,846	488,743
Shares Redeemed	(421,353)	(732,729)
Net decrease in shares of beneficial interest outstanding	(160,507)	(243,986)

Class A:
Shares Sold	67,380	152,030
Shares Redeemed	(167,294)	(135,986)
Net increase (decrease) in shares of beneficial interest outstanding	(99,914)	16,044

Class C:
Shares Sold	18,259	45,554
Shares Redeemed	(72,221)	(50,461)
Net decrease in shares of beneficial interest outstanding	(53,962)	(4,907)

Class I:
Shares Sold	1,972,841	2,640,341
Shares Redeemed	(4,082,214)	(2,419,872)
Net increase (decrease) in shares of beneficial interest outstanding	(2,109,373)	220,469

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment loss	$(24,104,866)	$(25,487,931)
Net realized gain (loss)	395,938,818	(13,157,494)
Net change in unrealized appreciation	4,950,162	27,536,900
Net increase (decrease) in net assets resulting from operations	376,784,114	(11,108,525)

DISTRIBUTIONS TO SHAREHOLDERS
Class N	(4,820,502)	—
Class A	(3,949,917)	—
Class C	(2,226,342)	—
Class I	(26,484,044)	—
Total distributions to shareholders	(37,480,805)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	31,028,381	73,774,173
Class A	23,458,379	43,406,603
Class C	6,120,741	10,231,757
Class I	372,043,932	642,713,540
Net asset value of shares issued in reinvestment of distributions:
Class N	4,569,532	—
Class A	3,671,233	—
Class C	2,175,853	—
Class I	23,101,297	—
Payments for shares redeemed:
Class N	(214,388,138)	(172,318,771)
Class A	(75,482,610)	(73,157,162)
Class C	(50,191,326)	(60,256,585)
Class I	(1,024,515,333)	(864,585,791)
Net decrease in net assets from shares of beneficial interest	(898,408,059)	(400,192,236)

TOTAL DECREASE IN NET ASSETS	(559,104,750)	(411,300,761)

NET ASSETS
Beginning of Year	3,349,337,130	3,760,637,891
End of Year	$2,790,232,380	$3,349,337,130

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	628,223	1,518,597
Shares Reinvested	88,113	—
Shares Redeemed	(4,257,788)	(3,552,489)
Net decrease in shares of beneficial interest outstanding	(3,541,452)	(2,033,892)

Class A:
Shares Sold	475,760	908,469
Shares Reinvested	71,328	—
Shares Redeemed	(1,526,527)	(1,533,665)
Net decrease in shares of beneficial interest outstanding	(979,439)	(625,196)

Class C:
Shares Sold	143,311	243,481
Shares Reinvested	48,699	—
Shares Redeemed	(1,174,308)	(1,439,695)
Net decrease in shares of beneficial interest outstanding	(982,298)	(1,196,214)

Class I:
Shares Sold	7,269,688	12,826,677
Shares Reinvested	430,032	—
Shares Redeemed	(19,909,056)	(17,409,071)
Net decrease in shares of beneficial interest outstanding	(12,209,336)	(4,582,394)

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment loss	$(15,555,357)	$(17,761,829)
Net realized gain (loss)	(102,612,386)	28,786,860
Net change in unrealized depreciation (depreciation)	112,061,054	(171,706,635)
Net decrease in net assets resulting from operations	(6,106,689)	(160,681,604)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	9,067,271	27,610,590
Class A	7,849,699	18,327,882
Class C	2,315,607	5,931,902
Class I	282,230,941	338,891,051
Payments for shares redeemed:
Class N	(42,738,482)	(56,522,523)
Class A	(32,541,536)	(33,663,932)
Class C	(20,154,252)	(19,891,812)
Class I	(493,968,741)	(483,248,261)
Net decrease in net assets from shares of beneficial interest	(287,939,493)	(202,565,103)

TOTAL DECREASE IN NET ASSETS	(294,046,182)	(363,246,707)

NET ASSETS
Beginning of Year	1,439,915,749	1,803,162,456
End of Year	$1,145,869,567	$1,439,915,749

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	271,626	808,352
Shares Redeemed	(1,266,000)	(1,645,670)
Net decrease in shares of beneficial interest outstanding	(994,374)	(837,318)

Class A:
Shares Sold	234,866	533,812
Shares Redeemed	(979,214)	(1,004,391)
Net decrease in shares of beneficial interest outstanding	(744,348)	(470,579)

Class C:
Shares Sold	76,653	189,732
Shares Redeemed	(667,547)	(643,139)
Net decrease in shares of beneficial interest outstanding	(590,894)	(453,407)

Class I:
Shares Sold	8,291,869	9,731,634
Shares Redeemed	(14,654,078)	(13,939,231)
Net decrease in shares of beneficial interest outstanding	(6,362,209)	(4,207,597)

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$468,178	$84,834
Net realized gain	1,634,873	3,919,159
Net change in unrealized appreciation	14,793,770	5,840,777
Net increase in net assets resulting from operations	16,896,821	9,844,770

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(588,763)	—
Class A	(97,241)	—
Class C	(15,297)	—
Class I	(4,748,135)	—
Total distributions to shareholders	(5,449,436)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	8,576,462	13,208,513
Class A	2,398,308	1,618,697
Class C	760,700	250,508
Class I	97,554,183	80,767,005
Net asset value of shares issued in reinvestment of distributions:
Class N	583,567	—
Class A	96,969	—
Class C	15,209	—
Class I	4,498,959	—
Payments for shares redeemed:
Class N	(13,716,586)	(2,227,146)
Class A	(195,278)	(129,860)
Class C	(118,297)	(2,696)
Class I	(54,691,740)	(10,501,346)
Net increase in net assets from shares of beneficial interest	45,762,456	82,983,675

TOTAL INCREASE IN NET ASSETS	57,209,841	92,828,445

NET ASSETS
Beginning of Year	106,183,183	13,354,738
End of Year	$163,393,024	$106,183,183

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	594,653	1,073,482
Shares Reinvested	40,471	—
Shares Redeemed	(958,678)	(167,698)
Net increase (decrease) in shares of beneficial interest outstanding	(323,554)	905,784

Class A:
Shares Sold	168,731	124,512
Shares Reinvested	6,740	—
Shares Redeemed	(14,036)	(9,870)
Net increase in shares of beneficial interest outstanding	161,435	114,642

Class C:
Shares Sold	54,985	19,051
Shares Reinvested	1,075	—
Shares Redeemed	(8,544)	(206)
Net increase in shares of beneficial interest outstanding	47,516	18,845

Class I:
Shares Sold	6,782,956	6,219,032
Shares Reinvested	311,160	—
Shares Redeemed	(3,799,719)	(861,446)
Net increase in shares of beneficial interest outstanding	3,294,397	5,357,586

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$5,674,693	$4,124,196
Net realized loss	(411,501)	(995,253)
Net change in unrealized appreciation	3,761,607	3,826,483
Net increase in net assets resulting from operations	9,024,799	6,955,426

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(641,154)	(515,651)
Class A	(159,723)	(282,483)
Class C	(43,540)	(30,364)
Class I	(4,795,342)	(3,275,627)
Total distributions to shareholders	(5,639,759)	(4,104,125)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	3,245,212	5,325,751
Class A	1,423,790	5,593,337
Class C	430,944	517,636
Class I	72,438,989	71,435,949
Net asset value of shares issued in reinvestment of distributions:
Class N	640,240	514,104
Class A	154,867	278,766
Class C	43,461	30,364
Class I	4,502,624	3,066,017
Payments for shares redeemed:
Class N	(4,852,608)	(5,935,269)
Class A	(1,907,385)	(20,858,904)
Class C	(468,802)	(632,265)
Class I	(55,654,936)	(43,733,461)
Net increase in net assets from shares of beneficial interest	19,996,396	15,602,025

TOTAL INCREASE IN NET ASSETS	23,381,436	18,453,326

NET ASSETS
Beginning of Year	145,825,539	127,372,213
End of Year	$169,206,975	$145,825,539

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class N:
Shares Sold	323,561	540,489
Shares Reinvested	63,922	52,457
Shares Redeemed	(484,366)	(605,720)
Net decrease in shares of beneficial interest outstanding	(96,883)	(12,774)

Class A:
Shares Sold	141,565	572,186
Shares Reinvested	15,420	28,422
Shares Redeemed	(190,011)	(2,133,393)
Net decrease in shares of beneficial interest outstanding	(33,026)	(1,532,785)

Class C:
Shares Sold	43,235	52,892
Shares Reinvested	4,359	3,112
Shares Redeemed	(47,069)	(64,985)
Net increase (decrease) in shares of beneficial interest outstanding	525	(8,981)

Class I:
Shares Sold	7,038,609	7,107,542
Shares Reinvested	437,711	304,804
Shares Redeemed	(5,414,576)	(4,351,992)
Net increase in shares of beneficial interest outstanding	2,061,744	3,060,354

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$13.78	$12.44	$12.12	$14.21	$11.38

Activity from investment operations:
Net investment income (1)	0.25	0.19	0.16	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.89	1.35	0.47	(1.35)	2.95
Total from investment operations	1.14	1.54	0.63	(1.25)	3.03

Less distributions from:
Net investment income	(0.26)	(0.20)	(0.15)	(0.21)	(0.18)
Net realized gains	—	—	(0.12)	(0.63)	(0.02)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.26)	(0.20)	(0.31)	(0.84)	(0.20)

Net asset value, end of year	$14.66	$13.78	$12.44	$12.12	$14.21

Total return (2)	8.34%	12.52%	5.35%	(9.58)%	26.81%

Net assets, at end of year (000s)	$18,547	$22,308	$30,618	$34,856	$39,947

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.02%	1.09%	1.10%	1.01%	1.05%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets (4)(5)	1.74%	1.51%	1.34%	0.69%	0.59%

Portfolio Turnover Rate	55%	43%	48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$13.81	$12.46		$12.14	$14.22	$11.38

Activity from investment operations:
Net investment income (1)	0.25	0.19		0.16	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.88	1.36		0.47	(1.33)	2.96
Total from investment operations	1.13	1.55		0.63	(1.24)	3.03

Less distributions from:
Net investment income	(0.25)	(0.20)		(0.15)	(0.21)	(0.17)
Net realized gains	—	—		(0.12)	(0.63)	(0.02)
Return of capital	—	—		(0.04)	—	—
Total distributions	(0.25)	(0.20)		(0.31)	(0.84)	(0.19)

Net asset value, end of year	$14.69	$13.81		$12.46	$12.14	$14.22

Total return (2)	8.27%	12.53	% (6)	5.29%	(9.55)%	26.84%

Net assets, at end of year (000s)	$37,205	$30,175		$25,577	$25,744	$23,139

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.07%	1.14%		1.15%	1.06%	1.10%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.07%	1.07%		1.07%	1.07%	1.07%
Ratio of net investment income to average net assets (4)(5)	1.72%	1.47%		1.32%	0.65%	0.55%

Portfolio Turnover Rate	55%	43%		48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$13.70	$12.38	$12.06	$14.15	$11.34

Activity from investment operations:
Net investment income (loss) (1)	0.14	0.09	0.07	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.89	1.34	0.47	(1.35)	2.95
Total from investment operations	1.03	1.43	0.54	(1.36)	2.92

Less distributions from:
Net investment income	(0.15)	(0.11)	(0.06)	(0.10)	(0.09)
Net realized gains	—	—	(0.12)	(0.63)	(0.02)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.15)	(0.11)	(0.22)	(0.73)	(0.11)

Net asset value, end of year	$14.58	$13.70	$12.38	$12.06	$14.15

Total return (2)	7.52%	11.58%	4.54%	(10.33)%	25.85%

Net assets, at end of year (000s)	$16,869	$16,020	$16,181	$18,146	$18,883

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.82%	1.89%	1.90%	1.81%	1.85%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.82%	1.82%	1.82%	1.82%	1.82%
Ratio of net investment income (loss) to average net assets (4)(5)	0.96%	0.72%	0.56%	(0.10)%	(0.21)%

Portfolio Turnover Rate	55%	43%	48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$13.78	$12.44	$12.12	$14.22	$11.38

Activity from investment operations:
Net investment income (1)	0.28	0.22	0.19	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.89	1.35	0.47	(1.35)	2.95
Total from investment operations	1.17	1.57	0.66	(1.23)	3.06

Less distributions from:
Net investment income	(0.29)	(0.23)	(0.18)	(0.24)	(0.20)
Net realized gains	—	—	(0.12)	(0.63)	(0.02)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.29)	(0.23)	(0.34)	(0.87)	(0.22)

Net asset value, end of year	$14.66	$13.78	$12.44	$12.12	$14.22

Total return (2)	8.55%	12.75%	5.57%	(9.46)%	27.12%

Net assets, at end of year (000s)	$314,422	$311,017	$260,688	$269,421	$279,142

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.82%	0.89%	0.90%	0.81%	0.85%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets (4)(5)	1.95%	1.72%	1.57%	0.90%	0.81%

Portfolio Turnover Rate	55%	43%	48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$8.08	$8.15	$8.41	$9.66	$10.00

Activity from investment operations:
Net investment income (1)	0.33	0.28	0.17	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.14	(0.09)	(0.25)	(1.20)	(0.29)
Total from investment operations	0.47	0.19	(0.08)	(1.12)	(0.24)

Less distributions from:
Net investment income	(0.32)	(0.26)	(0.18)	(0.11)	(0.05)
Return of capital	—	—	—	(0.02)	(0.05)
Total distributions	(0.32)	(0.26)	(0.18)	(0.13)	(0.10)

Net asset value, end of period/year	$8.23	$8.08	$8.15	$8.41	$9.66

Total return (2)	5.93%	2.34%	(0.89)%	(11.69)%	(2.39	)% (6)

Net assets, at end of period/year (000s)	$37,596	$35,467	$37,445	$58,166	$56,644

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.88%	0.90%	1.01%	0.96%	0.89	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.78%	0.78%	0.78%	0.78%	0.78	% (7)
Ratio of net investment income to average net assets (4)(5)	3.99%	3.46%	2.09%	0.88%	0.53	% (7)

Portfolio Turnover Rate	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$8.12	$8.18	$8.44	$9.71	$10.00

Activity from investment operations:
Net investment income (1)	0.33	0.28	0.18	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.13	(0.09)	(0.26)	(1.22)	(0.27)
Total from investment operations	0.46	0.19	(0.08)	(1.15)	(0.22)

Less distributions from:
Net investment income	(0.32)	(0.25)	(0.18)	(0.10)	(0.02)
Return of capital	—	—	—	(0.02)	(0.05)
Total distributions	(0.32)	(0.25)	(0.18)	(0.12)	(0.07)

Net asset value, end of period/year	$8.26	$8.12	$8.18	$8.44	$9.71

Total return (2)	5.73%	2.42%	(0.90)%	(11.91)%	(2.28	)% (6)

Net assets, at end of period/year (000s)	$979	$608	$412	$197	$384

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.93%	0.95%	1.06%	1.01%	0.94	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.83%	0.83%	0.83%	0.83%	0.83	% (7)
Ratio of net investment income to average net assets (4)(5)	3.94%	3.47%	2.19%	0.78%	0.51	% (7)

Portfolio Turnover Rate	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$8.03	$8.11	$8.37	$9.63	$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.26	0.22	0.11	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.14	(0.09)	(0.25)	(1.20)	(0.28)
Total from investment operations	0.40	0.13	(0.14)	(1.19)	(0.30)

Less distributions from:
Net investment income	(0.26)	(0.21)	(0.12)	(0.06)	(0.02)
Return of capital	—	—	—	(0.01)	(0.05)
Total distributions	(0.26)	(0.21)	(0.12)	(0.07)	(0.07)

Net asset value, end of period/year	$8.17	$8.03	$8.11	$8.37	$9.63

Total return (2)	5.04%	1.53%	(1.67)%	(12.37)%	(3.02	)% (6)

Net assets, at end of period/year (000s)	$644	$492	$221	$224	$163

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.68%	1.70%	1.81%	1.76%	1.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.58%	1.58%	1.58%	1.58%	1.58	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	3.19%	2.74%	1.35%	0.09%	(0.20	)% (7)

Portfolio Turnover Rate	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$8.08	$8.15	$8.41	$9.66	$10.00

Activity from investment operations:
Net investment income (1)	0.35	0.30	0.20	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.14	(0.10)	(0.26)	(1.19)	(0.29)
Total from investment operations	0.49	0.20	(0.06)	(1.10)	(0.22)

Less distributions from:
Net investment income	(0.34)	(0.27)	(0.20)	(0.13)	(0.07)
Return of capital	—	—	—	(0.02)	(0.05)
Total distributions	(0.34)	(0.27)	(0.20)	(0.15)	(0.12)

Net asset value, end of period/year	$8.23	$8.08	$8.15	$8.41	$9.66

Total return (2)	6.14%	2.54%	(0.67)%	(11.51)%	(2.24	)% (6)

Net assets, at end of period/year (000s)	$109,551	$100,738	$39,300	$13,877	$64,377

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.68%	0.70%	0.81%	0.76%	0.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.58%	0.58%	0.58%	0.58%	0.58	% (7)
Ratio of net investment income to average net assets (4)(5)	4.19%	3.77%	2.45%	1.00%	0.80	% (7)

Portfolio Turnover Rate	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.72	$14.65	$13.43	$15.86	$10.88

Activity from investment operations:
Net investment income (1)	0.08	0.06	0.11	0.05	0.04
Net realized and unrealized gain (loss) on investments	1.70	3.07	1.31	(2.01)	5.08
Total from investment operations	1.78	3.13	1.42	(1.96)	5.12

Less distributions from:
Net investment income	(0.09)	(0.06)	(0.10)	(0.18)	(0.14)
Net realized gains	—	—	(0.09)	(0.29)	—
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.09)	(0.06)	(0.20)	(0.47)	(0.14)

Net asset value, end of year	$19.41	$17.72	$14.65	$13.43	$15.86

Total return (2)	10.08%	21.40%	10.66%	(12.90)%	47.21%

Net assets, at end of year (000s)	$77,293	$87,873	$91,912	$74,940	$70,566

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.14%	1.16%	1.23%	1.14%	1.19%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	0.45%	0.40%	0.75%	0.34%	0.27%

Portfolio Turnover Rate	58%	38%	50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.73	$14.66	$13.43	$15.85	$10.87

Activity from investment operations:
Net investment income (1)	0.07	0.05	0.10	0.05	0.03
Net realized and unrealized gain (loss) on investments	1.71	3.07	1.32	(2.01)	5.08
Total from investment operations	1.78	3.12	1.42	(1.96)	5.11

Less distributions from:
Net investment income	(0.09)	(0.05)	(0.06)	(0.17)	(0.13)
Net realized gains	—	—	(0.09)	(0.29)	—
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.09)	(0.05)	(0.19)	(0.46)	(0.13)

Net asset value, end of year	$19.42	$17.73	$14.66	$13.43	$15.85

Total return (2)	10.03%	21.35%	10.68%	(12.88)%	47.22%

Net assets, at end of year (000s)	$65,648	$50,563	$36,722	$29,243	$17,865

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.19%	1.21%	1.28%	1.19%	1.24%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets (4)(5)	0.40%	0.34%	0.69%	0.31%	0.22%

Portfolio Turnover Rate	58%	38%	50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.52		$14.54		$13.34	$15.77	$10.86

Activity from investment operations:
Net investment income (loss) (1)	(0.07	) (6)	(0.06	) (6)	(0.01)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	1.66		3.04		1.31	(2.00)	5.06
Total from investment operations	1.59		2.98		1.30	(2.07)	4.98

Less distributions from:
Net investment income	—		—		—	(0.07)	(0.07)
Net realized gains	—		—		(0.09)	(0.29)	—
Return of capital	—		—		(0.01)	—	—
Total distributions	—		—		(0.10)	(0.36)	(0.07)

Net asset value, end of year	$19.11		$17.52		$14.54	$13.34	$15.77

Total return (2)	9.19%		20.50%		9.78%	(13.57)%	45.93%

Net assets, at end of year (000s)	$27,018		$19,564		$14,889	$9,975	$4,508

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.94%		1.96%		2.03%	1.94%	1.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.95%		1.95%		1.95%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.36)%		(0.40)%		(0.05)%	(0.42)%	(0.53)%

Portfolio Turnover Rate	58%		38%		50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.74	$14.66	$13.44	$15.87	$10.88

Activity from investment operations:
Net investment income (1)	0.12	0.09	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments	1.70	3.08	1.32	(2.02)	5.07
Total from investment operations	1.82	3.17	1.45	(1.93)	5.14

Less distributions from:
Net investment income	(0.13)	(0.09)	(0.11)	(0.21)	(0.15)
Net realized gains	—	—	(0.09)	(0.29)	—
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.13)	(0.09)	(0.23)	(0.50)	(0.15)

Net asset value, end of year	$19.43	$17.74	$14.66	$13.44	$15.87

Total return (2)	10.30%	21.70%	10.87%	(12.72)%	47.49%

Net assets, at end of year (000s)	$1,032,728	$705,913	$430,286	$305,801	$237,256

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.94%	0.96%	1.03%	0.94%	0.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(5)	0.65%	0.61%	0.96%	0.55%	0.48%

Portfolio Turnover Rate	58%	38%	50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year	$11.96	$12.00	$10.92	$19.08	$10.00

Activity from investment operations:
Net investment loss (1)	(0.16)	(0.17)	(0.13)	(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	1.67	0.13	1.20	(7.69)	9.33
Total from investment operations	1.51	(0.04)	1.07	(7.94)	9.08

Less distributions from:
Net realized gains	—	—	—	(0.23)	(0.02)
Total distributions	—	—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—	—	0.01	0.01	0.02

Net asset value, end of year	$13.47	$11.96	$12.00	$10.92	$19.08

Total return (2)	12.63%	(0.33)%	9.89%	(42.00)%	91.00%

Net assets, at end of year (000s)	$19,462	$19,201	$22,186	$12,479	$15,730

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.74%	1.69%	1.70%	1.63%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.63%	1.63%	1.63%	1.63%	1.63%
Ratio of net investment loss to average net assets (4)(5)	(1.28)%	(1.36)%	(1.23)%	(1.54)%	(1.50)%

Portfolio Turnover Rate	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year	$11.96	$12.00	$10.93	$19.08	$10.00

Activity from investment operations:
Net investment loss (1)	(0.17)	(0.17)	(0.14)	(0.25)	(0.26)
Net realized and unrealized gain (loss) on investments	1.67	0.13	1.20	(7.68)	9.34
Total from investment operations	1.50	(0.04)	1.06	(7.93)	9.08

Less distributions from:
Net realized gains	—	—	—	(0.23)	(0.02)
Total distributions	—	—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—	—	0.01	0.01	0.02

Net asset value, end of year	$13.46	$11.96	$12.00	$10.93	$19.08

Total return (2)	12.54%	(0.33)%	9.79%	(41.95)%	91.00%

Net assets, at end of year (000s)	$8,133	$8,421	$8,257	$7,377	$7,662

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.79%	1.74%	1.75%	1.68%	1.78%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.68%	1.68%	1.68%	1.68%	1.68%
Ratio of net investment loss to average net assets (4)(5)	(1.33)%	(1.41)%	(1.28)%	(1.58)%	(1.55)%

Portfolio Turnover Rate	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year	$11.61	$11.74	$10.77	$18.96	$10.00

Activity from investment operations:
Net investment loss (1)	(0.25)	(0.25)	(0.21)	(0.37)	(0.38)
Net realized and unrealized gain (loss) on investments	1.60	0.12	1.17	(7.60)	9.35
Total from investment operations	1.35	(0.13)	0.96	(7.97)	8.97

Less distributions from:
Net realized gains	—	—	—	(0.23)	(0.02)
Total distributions	—	—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—	—	0.01	0.01	0.01

Net asset value, end of year	$12.96	$11.61	$11.74	$10.77	$18.96

Total return (2)	11.63%	(1.11)%	9.01%	(42.43)%	89.80%

Net assets, at end of year (000s)	$2,148	$2,550	$2,635	$2,422	$2,065

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.54%	2.49%	2.50%	2.43%	2.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	2.43%	2.43%	2.43%	2.43%	2.43%
Ratio of net investment loss to average net assets (4)(5)	(2.08)%	(2.16)%	(2.03)%	(2.33)%	(2.30)%

Portfolio Turnover Rate	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year	$12.07	$12.08	$10.97	$19.12	$10.00

Activity from investment operations:
Net investment loss (1)	(0.14)	(0.14)	(0.11)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	1.69	0.13	1.21	(7.71)	9.34
Total from investment operations	1.55	(0.01)	1.10	(7.93)	9.12

Less distributions from:
Net realized gains	—	—	—	(0.23)	(0.02)
Total distributions	—	—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—	—	0.01	0.01	0.02

Net asset value, end of year	$13.62	$12.07	$12.08	$10.97	$19.12

Total return (2)	12.84%	(0.08)%	10.12%	(41.86)%	91.40%

Net assets, at end of year (000s)	$67,544	$85,315	$82,735	$72,567	$96,821

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.54%	1.49%	1.50%	1.43%	1.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.43%	1.43%	1.43%	1.43%	1.43%
Ratio of net investment loss to average net assets (4)(5)	(1.08)%	(1.16)%	(1.02)%	(1.33)%	(1.30)%

Portfolio Turnover Rate	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$48.15	$48.25		$44.10		$69.91	$47.16

Activity from investment operations:
Net investment loss (1)	(0.46)	(0.38)		(0.27)		(0.53)	(0.51)
Net realized and unrealized gain (loss) on investments	6.99	0.28		6.70		(21.01)	23.77
Total from investment operations	6.53	(0.10)		6.43		(21.54)	23.26

Less distributions from:
Net realized gains	(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(0.64)	—		(2.28)		(4.27)	(0.51)

Net asset value, end of year	$54.04	$48.15		$48.25		$44.10	$69.91

Total return (2)	13.63%	(0.21	)% (5)	15.29	% (5)	(32.65)%	49.43%

Net assets, at end of year (000s)	$288,736	$427,768		$526,825		$529,869	$827,811

Ratio of net expenses to average net assets (3)	1.38%	1.36%		1.38%		1.31%	1.31%
Ratio of net investment loss to average net assets (3)(4)	(0.91)%	(0.79)%		(0.59)%		(0.86)%	(0.85)%

Portfolio Turnover Rate	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$47.80	$47.94		$43.83		$69.53	$46.92

Activity from investment operations:
Net investment loss (1)	(0.48)	(0.41)		(0.29)		(0.55)	(0.54)
Net realized and unrealized gain (loss) on investments	6.93	0.27		6.68		(20.88)	23.66
Total from investment operations	6.45	(0.14)		6.39		(21.43)	23.12

Less distributions from:
Net realized gains	(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(0.64)	—		(2.28)		(4.27)	(0.51)

Net asset value, end of year	$53.61	$47.80		$47.94		$43.83	$69.53

Total return (2)	13.56%	(0.29	)% (5)	15.30	% (5)	(32.67)%	49.39%

Net assets, at end of year (000s)	$307,538	$320,983		$351,924		$302,171	$458,726

Ratio of net expenses to average net assets (3)	1.43%	1.41%		1.43%		1.36%	1.36%
Ratio of net investment loss to average net assets (3)(4)	(0.96)%	(0.85)%		(0.65)%		(0.91)%	(0.91)%

Portfolio Turnover Rate	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$41.71	$42.13		$39.09		$62.97	$42.86

Activity from investment operations:
Net investment loss (1)	(0.74)	(0.67)		(0.55)		(0.91)	(0.89)
Net realized and unrealized gain (loss) on investments	6.02	0.25		5.87		(18.70)	21.51
Total from investment operations	5.28	(0.42)		5.32		(19.61)	20.62

Less distributions from:
Net realized gains	(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(0.64)	—		(2.28)		(4.27)	(0.51)

Net asset value, end of year	$46.35	$41.71		$42.13		$39.09	$62.97

Total return (2)	12.73%	(1.00	)% (5)	14.38	% (5)	(33.21)%	48.23%

Net assets, at end of year (000s)	$139,105	$166,155		$218,201		$235,967	$404,272

Ratio of net expenses to average net assets (3)	2.18%	2.16%		2.18%		2.11%	2.11%
Ratio of net investment loss to average net assets (3)(4)	(1.71)%	(1.59)%		(1.40)%		(1.67)%	(1.65)%

Portfolio Turnover Rate	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$49.80	$49.82		$45.36		$71.65	$48.22

Activity from investment operations:
Net investment loss (1)	(0.37)	(0.30)		(0.19)		(0.41)	(0.40)
Net realized and unrealized gain (loss) on investments	7.24	0.28		6.93		(21.61)	24.34
Total from investment operations	6.87	(0.02)		6.74		(22.02)	23.94

Less distributions from:
Net realized gains	(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(0.64)	—		(2.28)		(4.27)	(0.51)

Net asset value, end of year	$56.03	$49.80		$49.82		$45.36	$71.65

Total return (2)	13.86%	(0.04	)% (5)	15.56	% (5)	(32.52)%	49.76%

Net assets, at end of year (000s)	$2,054,852	$2,434,432		$2,663,688		$2,408,991	$3,522,353

Ratio of net expenses to average net assets (3)	1.18%	1.16%		1.18%		1.11%	1.11%
Ratio of net investment loss to average net assets (3)(4)	(0.71)%	(0.60)%		(0.40)%		(0.66)%	(0.65)%

Portfolio Turnover Rate	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$33.30	$36.63		$26.52		$46.19		$43.33

Activity from investment operations:
Net investment loss (1)	(0.44)	(0.42)		(0.37)		(0.57)		(0.72)
Net realized and unrealized gain (loss) on investments	0.35	(2.91)		10.48		(14.74)		5.52
Total from investment operations	(0.09)	(3.33)		10.11		(15.31)		4.80

Less distributions from:
Net investment income	—	—		—		(0.63)		—
Net realized gains	—	—		—		(3.73)		(1.94)
Total distributions	—	—		—		(4.36)		(1.94)

Paid-in-capital from redemption fees (1)	—	—		—		—		0.00 (5)

Net asset value, end of year	$33.21	$33.30		$36.63		$26.52		$46.19

Total return (2)	(0.27)%	(9.09	)% (6)	38.12	% (6)	(35.99	)% (6)	10.34%

Net assets, at end of year (000s)	$59,748	$93,027		$133,006		$115,954		$227,441

Ratio of net expenses to average net assets (3)	1.51%	1.52%		1.50%		1.50%		1.48%
Ratio of net investment loss to average net assets (3)(4)	(1.31)%	(1.24)%		(1.14)%		(1.49)%		(1.47)%

Portfolio Turnover Rate	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$33.04	$36.37		$26.34		$45.91		$43.10

Activity from investment operations:
Net investment loss (1)	(0.45)	(0.44)		(0.38)		(0.58)		(0.74)
Net realized and unrealized gain (loss) on investments	0.34	(2.89)		10.41		(14.64)		5.49
Total from investment operations	(0.11)	(3.33)		10.03		(15.22)		4.75

Less distributions from:
Net investment income	—	—		—		(0.62)		—
Net realized gains	—	—		—		(3.73)		(1.94)
Total distributions	—	—		—		(4.35)		(1.94)

Paid-in-capital from redemption fees (1)	—	—		—		—		0.00 (5)

Net asset value, end of year	$32.93	$33.04		$36.37		$26.34		$45.91

Total return (2)	(0.33)%	(9.16	)% (6)	38.08	% (6)	(36.02	)% (6)	10.28%

Net assets, at end of year (000s)	$97,510	$122,423		$151,885		$114,642		$191,709

Ratio of net expenses to average net assets (3)	1.56%	1.57%		1.55%		1.55%		1.53%
Ratio of net investment loss to average net assets (3)(4)	(1.35)%	(1.29)%		(1.19)%		(1.54)%		(1.52)%

Portfolio Turnover Rate	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$30.11	$33.39		$24.37		$42.78		$40.56

Activity from investment operations:
Net investment loss (1)	(0.64)	(0.63)		(0.57)		(0.80)		(1.04)
Net realized and unrealized gain (loss) on investments	0.32	(2.65)		9.59		(13.60)		5.20
Total from investment operations	(0.32)	(3.28)		9.02		(14.40)		4.16

Less distributions from:
Net investment income	—	—		—		(0.28)		—
Net realized gains	—	—		—		(3.73)		(1.94)
Total distributions	—	—		—		(4.01)		(1.94)

Paid-in-capital from redemption fees (1)	—	—		—		—		0.00 (5)

Net asset value, end of year	$29.79	$30.11		$33.39		$24.37		$42.78

Total return (2)	(1.06)%	(9.82	)% (6)	37.01	% (6)	(36.51	)% (6)	9.45%

Net assets, at end of year (000s)	$37,460	$55,661		$76,849		$66,540		$120,351

Ratio of net expenses to average net assets (3)	2.31%	2.32%		2.30%		2.30%		2.28%
Ratio of net investment loss to average net assets (3)(4)	(2.10)%	(2.04)%		(1.94)%		(2.29)%		(2.27)%

Portfolio Turnover Rate	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$34.09	$37.45		$27.05		$47.04		$44.02

Activity from investment operations:
Net investment loss (1)	(0.38)	(0.37)		(0.31)		(0.49)		(0.64)
Net realized and unrealized gain (loss) on investments	0.35	(2.99)		10.71		(15.03)		5.60
Total from investment operations	(0.03)	(3.36)		10.40		(15.52)		4.96

Less distributions from:
Net investment income	—	—		—		(0.74)		—
Net realized gains	—	—		—		(3.73)		(1.94)
Total distributions	—	—		—		(4.47)		(1.94)

Paid-in-capital from redemption fees (1)	—	—		—		—		0.00 (5)

Net asset value, end of year	$34.06	$34.09		$37.45		$27.05		$47.04

Total return (2)	(0.09)%	(8.97	)% (6)	38.45	% (6)	(35.85	)% (6)	10.54%

Net assets, at end of year (000s)	$951,152	$1,168,805		$1,441,422		$1,024,430		$1,573,091

Ratio of net expenses to average net assets (3)	1.31%	1.32%		1.30%		1.30%		1.28%
Ratio of net investment loss to average net assets (3)(4)	(1.10)%	(1.04)%		(0.94)%		(1.29)%		(1.28)%

Portfolio Turnover Rate	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023 *
Net asset value, beginning of year	$14.01	$11.44		$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.02	(0.00	) (6) (7)	(0.01)
Net realized and unrealized gain on investments	1.64	2.57		1.45
Total from investment operations	1.66	2.57		1.44

Less distributions from:
Net investment income	(0.02)	—		—
Net realized gains	(0.48)	—		—
Return of capital	—	—		(0.00	) (6)
Total distributions	(0.50)	—		(0.00	) (6)

Net asset value, end of year	$15.17	$14.01		$11.44

Total return (2)	12.09%	22.47%		14.43%

Net assets, at end of year (000s)	$9,268	$13,097		$330

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.33%	1.38%		2.84	% (8)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.14%	1.14%		1.15	% (8)
Ratio of net investment loss to average net assets (4)(5)	0.14%	(0.02)%		(0.15)%

Portfolio Turnover Rate	50%	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023 *
Net asset value, beginning of year	$13.99	$11.42		$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.00	) (6)(7)	(0.00	) (6)
Net realized and unrealized gain on investments	1.63	2.57		1.43
Total from investment operations	1.64	2.57		1.43

Less distributions from:
Net investment income	(0.02)	—		0.00
Net realized gains	(0.48)	—		—
Return of capital	—	—		(0.01)
Total distributions	(0.50)	—		(0.01)

Net asset value, end of year	$15.13	$13.99		$11.42

Total return (2)	11.94%	22.50	% (8)	14.26%

Net assets, at end of year (000s)	$4,428	$1,836		$190

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.38%	1.43%		2.89	% (9)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.19%	1.19%		1.20	% (9)
Ratio of net investment loss to average net assets (4)(5)	0.09%	(0.03)%		(0.25)%

Portfolio Turnover Rate	50%	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended		Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023 *
Net asset value, beginning of year	$13.79		$11.36		$10.00

Activity from investment operations:
Net investment loss (1)	(0.09	) (6)	(0.09	) (6)	(0.09)
Net realized and unrealized gain on investments	1.61		2.52		1.45
Total from investment operations	1.52		2.43		1.36

Less distributions from:
Net realized gains	(0.48)		—		—
Total distributions	(0.48)		—		—

Net asset value, end of year	$14.83		$13.79		$11.36

Total return (2)	11.24%		21.39%		13.60%

Net assets, at end of year (000s)	$1,019		$292		$27

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.13%		2.18%		3.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.94%		1.94%		1.95	% (7)
Ratio of net investment loss to average net assets (4)(5)	(0.66)%		(0.68)%		(0.93)%

Portfolio Turnover Rate	50%		101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023 *
Net asset value, beginning of year	$14.04	$11.44	$10.00

Activity from investment operations:
Net investment income (1)	0.04	0.03	0.01
Net realized and unrealized gain on investments	1.65	2.57 (4)	1.44
Total from investment operations	1.69	2.60	1.45

Less distributions from:
Net investment income	(0.03)	—	(0.00	) (6)
Net realized gains	(0.48)	—	—
Return of capital	—	—	(0.01)
Total distributions	(0.51)	—	(0.01)

Net asset value, end of year	$15.22	$14.04	$11.44

Total return (2)	12.32%	22.73%	14.55%

Net assets, at end of year (000s)	$148,678	$90,959	$12,808

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.13%	1.18%	2.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.94%	0.94%	0.95	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	0.34%	0.24%	0.08%

Portfolio Turnover Rate	50%	101%	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.89	$9.68	$9.72		$10.49	$10.62

Activity from investment operations:
Net investment income (1)	0.35	0.28	0.16		0.04	0.06
Net realized and unrealized gain (loss) on investments	0.22	0.22	(0.04)		(0.69)	(0.01)
Total from investment operations	0.57	0.50	0.12		(0.65)	0.05

Less distributions from:
Net investment income	(0.36)	(0.29)	(0.16)		(0.07)	(0.07)
Net realized gains	—	—	—		—	(0.07)
Return of capital	—	—	(0.00	) (6)	(0.05)	(0.04)
Total distributions	(0.36)	(0.29)	(0.16)		(0.12)	(0.18)

Net asset value, end of year	$10.10	$9.89	$9.68		$9.72	$10.49

Total return (2)	5.80%	5.18%	1.29%		(6.26)%	0.48%

Net assets, at end of year (000s)	$17,359	$17,949	$17,698		$5,622	$6,906

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.80%	0.89%	0.91%		0.84%	0.86%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.75%	0.75%	0.75%		0.75%	0.75%
Ratio of net investment income to average net assets (4)(5)	3.50%	2.87%	1.66%		0.42%	0.54%

Portfolio Turnover Rate	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.91	$9.70	$9.75		$10.51	$10.65

Activity from investment operations:
Net investment income (1)	0.35	0.27	0.14		0.04	0.03
Net realized and unrealised gain (loss) on investments	0.22	0.22	(0.03)		(0.69)	0.01 (6)
Total from investment operations	0.57	0.49	0.11		(0.65)	0.04

Less distributions from:
Net investment income	(0.35)	(0.28)	(0.16)		(0.06)	(0.07)
Net realized gains	—	—	—		—	(0.07)
Return of capital	—	—	(0.00	) (7)	(0.05)	(0.04)
Total distributions	(0.35)	(0.28)	(0.16)		(0.11)	(0.18)

Paid-in-capital from redemption fees (1)	—	—	—		—	—

Net asset value, end of year	$10.13	$9.91	$9.70		$9.75	$10.51

Total return (2)	5.84%	5.09%	1.14%		(6.20)%	0.45%

Net assets, at end of year (000s)	$4,378	$4,612	$19,390		$22,210	$29,596

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.85%	0.94%	0.96%		0.89%	0.91%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.80%	0.80%	0.80%		0.80%	0.80%
Ratio of net investment income to average net assets (4)(5)	3.45%	2.70%	1.47%		0.37%	0.27%

Portfolio Turnover Rate	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$9.84	$9.64	$9.68		$10.44	$10.60

Activity from investment operations:
Net investment income (loss) (1)	0.27	0.20	0.07		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.22	0.21	(0.02)		(0.68)	0.01 (6)
Total from investment operations	0.49	0.41	0.05		(0.72)	(0.04)

Less distributions from:
Net investment income	(0.27)	(0.21)	(0.09)		(0.02)	(0.01)
Net realized gains	—	—	—		—	(0.07)
Return of capital	—	—	(0.00	) (7)	(0.02)	(0.04)
Total distributions	(0.27)	(0.21)	(0.09)		(0.04)	(0.12)

Net asset value, end of year	$10.06	$9.84	$9.64		$9.68	$10.44

Total return (2)	5.10%	4.26%	0.49%		(6.94)%	(0.38)%

Net assets, at end of year (000s)	$1,603	$1,564	$1,618		$1,678	$1,545

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.60%	1.69%	1.71%		1.64%	1.66%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.55%	1.55%	1.55%		1.55%	1.55%
Ratio of net investment income (loss) to average net assets (4)(5)	2.70%	2.05%	0.74%		(0.37)%	(0.50)%

Portfolio Turnover Rate	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$10.15	$9.93	$9.97		$10.75	$10.89

Activity from investment operations:
Net investment income (1)	0.38	0.31	0.16		0.07	0.05
Net realized and unrealized gain (loss) on investments	0.23	0.22	(0.02)		(0.71)	0.01 (6)
Total from investment operations	0.61	0.53	0.14		(0.64)	0.06

Less distributions from:
Net investment income	(0.38)	(0.31)	(0.18)		(0.08)	(0.09)
Net realized gains	—	—	—		—	(0.07)
Return of capital	—	—	(0.00	) (7)	(0.06)	(0.04)
Total distributions	(0.38)	(0.31)	(0.18)		(0.14)	(0.20)

Paid-in-capital from redemption fees (1)	—	—	—		—	—

Net asset value, end of year	$10.38	$10.15	$9.93		$9.97	$10.75

Total return (2)	6.06%	5.35%	1.46%		(6.02)%	0.65%

Net assets, at end of year (000s)	$145,867	$121,701	$88,666		$152,546	$144,089

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.60%	0.69%	0.71%		0.64%	0.66%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income to average net assets (4)(5)	3.71%	3.10%	1.68%		0.64%	0.49%

Portfolio Turnover Rate	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following series: Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund (formerly Eventide Dividend Opportunities Fund), Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and the Eventide Limited-Term Bond Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund is a non-diversified series of the Trust. The Funds’ investment advisor is Eventide Asset Management, LLC (the “Advisor”).

Eventide Balanced Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Growth Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend growth and long term capital appreciation. The Fund’s secondary objective is dividend income.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Large Cap Focus Fund commenced operations on June 30, 2022. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder. The Fund’s investment objective is income.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager(s) of the Funds and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including ASU 2013-08.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any -closed-end investment company purchased by the Funds will not-change. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of June 30, 2025 for the Funds’ assets measured at fair value:

Eventide Balanced Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$205,256,921	$—	$—	$205,256,921
Asset Backed Securities (a)	—	4,561,025	—	4,561,025
Collateralized Mortgage Obligations (a)	—	1,895,073	—	1,895,073
Corporate Bonds (a)	—	80,920,756	—	80,920,756
Municipal Bonds (a)	—	15,291,999	—	15,291,999
U.S. Government & Agencies (a)	—	72,667,649	—	72,667,649
Short-Term Investments	116,557	—	—	116,557
Total	$205,373,478	$175,336,502	$—	$380,709,980

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Eventide Core Bond Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$3,769,551	$—	$3,769,551
Corporate Bonds (a)	—	70,615,631	—	70,615,631
Municipal Bonds (a)	—	11,576,107	—	11,576,107
U.S. Government & Agencies (a)	—	64,457,413	—	64,457,413
Total	$—	$150,418,702	$—	$150,418,702

Eventide Dividend Growth Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,173,491,500	$—	$—	$1,173,491,500
Corporate Bonds (a)	—	3,248,258	—	3,248,258
Short-Term Investments	116,934	—	—	116,934
Total	$1,173,608,434	$3,248,258	$—	$1,176,856,692

Eventide Exponential Technologies Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$96,461,539	$—	$—	$96,461,539
Corporate Bonds (a)	—	749,598	—	749,598
Short-Term Investments	13,109	—	—	13,109
Total	$96,474,648	$749,598	$—	$97,224,246

Eventide Gilead Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$2,745,395,976	$—	$—	$2,745,395,976
Contingent Value Rights (a)	—	—	4,493,951	4,493,951
Corporate Bonds (a)	—	25,721,397	5,000,000	30,721,397
Short-Term Investments	5,443,531	—	—	5,443,531
Total	$2,750,839,507	$25,721,397	$9,493,951	$2,786,054,855

Eventide Healthcare & Life Sciences Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,070,785,026	$—	$—	$1,070,785,026
Contingent Value Rights (a)	—	—	1,725,025	1,725,025
Private Investments (a)	—	—	39,379,883	39,379,883
Convertible Bonds (a)	—	—	242,533	242,533
Warrant (a)	—	—	—	—
Short-Term Investments	3,554,866	—	—	3,554,866
Total	$1,074,339,892	$—	$41,347,441	$1,115,687,333

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Eventide Large Cap Focus Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$161,727,051	$—	$—	$161,727,051
Total	$161,727,051	$—	$—	$161,727,051

Eventide Limited-Term Bond Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$4,119,945	$—	$4,119,945
Corporate Bonds (a)	—	108,271,688	—	108,271,688
Municipal Bonds (a)	—	9,237,316	—	9,237,316
U.S. Government & Agencies (a)	—	41,622,939	—	41,622,939
Total	$—	$163,251,888	$—	$163,251,888

(a)	For a detailed break-out of investments by security classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Contingent	Private
Eventide Gilead Fund	Value Rights	Investments	Corporate Bonds	Warrant	Total
Beginning balance 6/30/2024	$3,365,186	$32,891,954	$—	$5,133,496	$41,390,636
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	1,128,765	10,507,934	—	(5,133,496)	6,503,203
Cost of purchases	—	3,387,258	5,000,000	—	8,387,258
Proceeds from sales	—	—	—	—	—
Corporate action	—	(46,787,146)	—	—	(46,787,146)
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 6/30/2025	$4,493,951	$—	$5,000,000	$—	$9,493,951

	Contingent	Private	Convertible
Eventide Healthcare & Life Sciences Fund	Value Rights	Investments	Bonds	Warrants	Total
Beginning balance 6/30/2024	$1,291,743	$60,005,195	$394,520	$3,125,031	$64,816,489
Total realized gain (loss)	—	(5,790,926)	—	—	(5,790,926)
Change in unrealized appreciation (depreciation)	433,282	93,815	(151,987)	(3,125,031)	(2,749,921)
Cost of purchases	—	23,491,354	—	—	23,491,354
Proceeds from sales	—	(8,161,440)	—	—	(8,161,440)
Corporate action	—	(30,258,115)	—	—	(30,258,115)
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 6/30/2025	$1,725,025	$39,379,883	$242,533	$—	$41,347,441

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investments were as follows:

Fund	Description	Valuation Technique(s)	Unobservable Input	Input	Impact to Valuation from an increase in InputA
Eventide Gilead Fund	Vision Fund International 5.5% 6/30/28	Market Approach	Recent transaction price	$100.00	Increase
Eventide Healthcare & Life Sciences Fund	Avalyn Pharma Inc. Series C1, Avalyn Pharma Inc. Series D1	Market Approach	Recent transaction price	$0.80	Increase
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series, B-1, BioSplice Therapeutics, Inc. Series C Warrant,BioSplice Therapeutics, Inc. Series C PIK	Cash Value	Cash	$8.1M	Increase
Eventide Healthcare & Life Sciences Fund	Casma Therapeutics, Inc. Series B1, Casma Therapeutics, Inc. Series B2, Casma Therapeutics, Inc. Series C1, Casma Therapeutics, Inc. Series C2	Discount	Discount, Recent transaction price	84.8%, $0.46	Decrease, Increase
Eventide Healthcare & Life Sciences Fund	Flare Therapeutics, Inc. Series A, Flare Therapeutics, Inc. Series A2, Flare Therapeutics, Inc. Series B	Probability-Weighted Expected Return	Revenue, Revenue multiple, Recovery multiple, Strategic sale, IPO, Downside, Dissolution	$1B, 9x-12x, 50%-75%, 1.8%, 1.8%, 1.8%, 94.7%	Increase, Increase, Increase, Increase, Increase, Decrease, Decrease
Eventide Healthcare & Life Sciences Fund	Freenome Holdings, Inc. Series D, Freenome Holdings, Inc. Series F	Cash Value	Cash	$243M	Increase
Eventide Healthcare & Life Sciences Fund	Kardium, Inc. Series D-8	Market Approach	Recent transaction price	$0.65	Increase
Eventide Healthcare & Life Sciences Fund	Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Goldfinch Biopharma, Inc. Series B2	Residual Value	Net assets	$0	Increase
Eventide Healthcare & Life Sciences Fund	Kojin Therapeutics, Inc. Series A-1, Kojin Therapeutics, Inc. Series A-2	Residual Value	Net assets	$0	Increase
Eventide Healthcare & Life Sciences Fund	Peloton Therapeutics, Inc. - CRV	Present Value	Discount rate, Probability of success, Milestone payments, Time horizon	10%, 0%-100%, $50M-$1.1B	Decrease, Increase, Increase, Decrease
Eventide Healthcare & Life Sciences Fund	Evida BioSciences, Inc.	Market Approach	Recent transaction price	$0.69	Increase
Eventide Healthcare & Life Sciences Fund	Shoreline Biosciences Series B	Adjusted Net Asset Value	Adjusted Net Assets	$59.1M	Increase

A	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The total change in unrealized appreciation or depreciation included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2025, was $1,128,765 and $(13,393,464) for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b) Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the portfolio manager believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of June 30, 2025 as disclosed in the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2025, was as follows:

Eventide Exponential Technologies Fund
			Realized and
Derivatives Not			Unrealized Gain
Accounted for as			(Loss) on Asset
Hedging Instruments		Location of Gain (Loss) on Derivatives	Derivatives
under GAAP	Primary Risk Exposure	Recognized in Statements of Operations	Recognized in Income

Options Purchased	Equity Risk	Net realized gain (loss) from unaffiliated investments	$(143,936)
Options Purchased	Equity Risk	Net change in unrealized depreciation on unaffiliated investments	139,936
Total			$4,000

c) Short Sales - The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d) Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2025, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2022, to June 30, 2024, or expected to be taken in the Funds’ June 30, 2025, year-end tax returns.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

e) Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, interest and dividend income. Each Fund may make distributions (after any reductions for capital loss carry forwards) annually except for the Eventide Balanced Fund and Eventide Limited-Term Bond Fund, which are monthly, and the Eventide Dividend Growth Fund and Eventide Core Bond Fund, which are quarterly.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Effective November 1, 2024 through January 30, 2025, the maximum deferred sales charge on Class A shares, applied only to purchases of $1 million or more made without an initial sale charge and applied to shares sold within 18 months of purchase unless you purchased your Class A shares through Edward Jones. If you purchased Class A shares through Edward Jones, a maximum deferred sales charge on Class A shares applied to purchases of $250,000 or more and applied to shares sold within 18 months of purchase. Prior to November 1, 2024, the maximum deferred sales charge of 1.00% on Class A shares applied only to purchases of $1 million or more made without an initial sales charge and applied to shares sold within 18 months of purchase. The maximum deferred sales charge of 1.00% on Class C shares applies to shares sold within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2025, there were the following redemption fees paid to the Funds and CDSC fees paid to the distributor:

		CDSC Fees
Fund	Redemption Fees	Class A	Class C
Eventide Balanced Fund	$—	$—	$1,296
Eventide Core Bond Fund	—	—	184
Eventide Dividend Growth Fund	—	—	991
Eventide Exponential Technologies Fund	—	—	50
Eventide Gilead Fund	—	—	2,116
Eventide Healthcare & Life Sciences Fund	—	—	467
Eventide Large Cap Focus Fund	—	—	56
Eventide Limited-Term Bond Fund	—	—	89

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

k) Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

		Proceeds From Sales of
Fund	Purchases of Securities	Securities
Eventide Balanced Fund	$224,862,889	$206,759,656
Eventide Core Bond Fund	63,931,693	34,764,708
Eventide Dividend Growth Fund	834,076,930	593,997,660
Eventide Exponential Technologies Fund	129,399,198	155,943,886
Eventide Gilead Fund	1,753,866,906	2,696,363,436
Eventide Healthcare & Life Sciences Fund	521,816,988	737,580,814
Eventide Large Cap Focus Fund	115,973,641	73,462,033
Eventide Limited-Term Bond Fund	70,304,542	10,535,694

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”). Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Balanced Fund’s portfolio. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Advisor are described in greater detail below. The Advisor pays expenses incurred by it in connection with acting as investment advisor to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the year ended June 30, 2025, advisory fees before the waivers and reimbursements described below.

Fund	Advisory Fees
Eventide Balanced Fund	$2,330,394
Eventide Core Bond Fund	504,777
Eventide Dividend Growth Fund	7,598,747
Eventide Exponential Technologies Fund	1,179,143
Eventide Gilead Fund	29,160,455
Eventide Healthcare & Life Sciences Fund	14,591,841
Eventide Large Cap Focus Fund	1,097,776
Eventide Limited-Term Bond Fund	479,962

Each Fund is authorized to pay the Advisor an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2025. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor and upon the termination of the Advisory Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The following table lists the contractual advisory fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Balanced Fund	0.60%	Class N:	1.02%
		Class A:	1.07%
		Class C:	1.82%
		Class I:	0.82%

Eventide Core Bond Fund	0.34%	Class N:	0.78%
		Class A:	0.83%
		Class C:	1.58%
		Class I:	0.58%

Eventide Dividend Growth Fund	0.73%	Class N:	1.15%
		Class A:	1.20%
		Class C:	1.95%
		Class I:	0.95%

Eventide Exponential Technologies Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Gilead Fund	1.00% of the first $2 billion;	Class N:	1.62%
	0.95% on the next $1 billion;	Class A:	1.67%
	0.90% on the next $1 billion;	Class C:	2.42%
	and 0.85% thereafter	Class I:	1.42%

Eventide Healthcare & Life Sciences Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Large Cap Focus Fund	0.73%	Class N:	1.14%
		Class A:	1.19%
		Class C:	1.94%
		Class I:	0.94%

Eventide Limited-Term Bond Fund	0.31%	Class N:	0.75%
		Class A:	0.80%
		Class C:	1.55%
		Class I:	0.55%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

For the year ended June 30, 2025, the Advisor waived the following amounts.

Fund	Waived Amount
Eventide Balanced Fund	$—
Eventide Core Bond Fund	143,748
Eventide Dividend Growth Fund	—
Eventide Exponential Technologies Fund	112,235
Eventide Gilead Fund	—
Eventide Healthcare & Life Sciences Fund	—
Eventide Large Cap Focus Fund	280,014
Eventide Limited-Term Bond Fund	76,975

As of June 30, 2025, the Advisor has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2026	2027	2028
Eventide Balanced Fund	$276,044	$236,729	$—
Eventide Core Bond Fund	164,775	131,361	143,748
Eventide Dividend Growth Fund	249,595	97,498	—
Eventide Exponential Technologies Fund	69,721	68,862	112,235
Eventide Large Cap Focus Fund	107,732	101,331	280,014
Eventide Limited-Term Bond Fund	243,710	202,441	76,975

The Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund do not have any expenses previously waived by the Advisor that are subject to recapture and did not waive any further expenses during the year ended June 30, 2025. Eventide Dividend Growth Fund recaptured $141,466 expenses during the year ended June 30, 2025.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund provides the Funds with management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $ 500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration fees/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each advisor and sub-advisor; and ..0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

There are no amounts due to MFund for chief compliance officer services as of June 30, 2025, and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund and the investment advisors to other series of the Trust and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant” ), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

The Trust has adopted a Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and the Advisor for distribution related expenses.

For the year ended June 30, 2025, the Distributor received the following in underwriter commissions from the sale of Class A and Class C shares.

Underwriter
Fund	Commissions
Eventide Balanced Fund	$38,607
Eventide Core Bond Fund	1,226
Eventide Dividend Growth Fund	70,099
Eventide Exponential Technologies Fund	4,147
Eventide Gilead Fund	86,141
Eventide Healthcare & Life Sciences Fund	19,111
Eventide Large Cap Focus Fund	10,129
Eventide Limited-Term Bond Fund	1,984

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of June 30, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	purposes	Appreciation	Depreciation	App/Dep
Eventide Balanced Fund	$339,442,386	$49,545,808	$(8,278,214)	$41,267,594
Eventide Core Bond Fund	152,585,737	1,535,468	(3,702,503)	(2,167,035)
Eventide Dividend Growth Fund	975,107,928	224,622,279	(22,873,515)	201,748,764
Eventide Exponential Technologies Fund	68,447,580	29,048,036	(271,370)	28,776,666
Eventide Gilead Fund	1,602,107,139	1,227,110,675	(43,162,959)	1,183,947,716
Eventide Healthcare & Life Sciences Fund	953,214,865	347,955,542	(185,483,074)	162,472,468
Eventide Large Cap Focus Fund	140,559,945	25,363,810	(4,196,704)	21,167,106
Eventide Limited-Term Bond Fund	162,304,128	1,896,043	(948,283)	947,760

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The tax character of fund distributions for the years ended June 30, 2025, and June 30, 2024, was as follows:

For the year ended June 30, 2025:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$7,525,036	$—	$—	$7,525,036
Eventide Core Bond Fund	6,153,710	—	—	6,153,710
Eventide Dividend Growth Fund	6,543,574	510,057	—	7,053,631
Eventide Gilead Fund	—	37,480,805	—	37,480,805
Eventide Large Cap Focus Fund	2,551,278	2,898,158	—	5,449,436
Eventide Limited-Term Bond Fund	5,639,759	—	—	5,639,759

For the year ended June 30, 2024:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$5,888,612	$—	$—	$5,888,612
Eventide Core Bond Fund	3,769,367	—	—	3,769,367
Eventide Dividend Growth Fund	3,699,013	—	—	3,699,013
Eventide Limited-Term Bond Fund	4,104,125	—	—	4,104,125

As of June 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Eventide Balanced Fund	$15,304	$12,877,773	$—	$—	$—	$41,267,594	$54,160,671
Eventide Core Bond Fund	150,222	—	—	(15,185,022)	—	(2,167,035)	(17,201,835)
Eventide Dividend Growth Fund	—	28,654,745	—	—	—	201,748,764	230,403,509
Eventide Exponential Technologies Fund	—	—	(600,378)	(46,820,367)	(167,762)	28,776,666	(18,811,841)
Eventide Gilead Fund	—	272,348,115	(19,524,674)	—	—	1,183,947,716	1,436,771,157
Eventide Healthcare & Life Sciences Fund	—	—	(142,795,526)	(7,762,214)	—	162,472,468	11,914,728
Eventide Large Cap Focus Fund	78,231	697,236	—	—	—	21,167,106	21,942,573
Eventide Limited-Term Bond Fund	94,711	—	—	(8,990,663)	—	947,760	(7,948,192)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for C-Corporation return of capital. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Exponential Technologies Fund	$600,378
Eventide Gilead Fund	19,524,674
Eventide Healthcare & Life Sciences Fund	22,140,674

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Eventide Healthcare & Life Sciences Fund	$120,654,852

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized prior year capital loss carry forwards, as follows:

	Non-Expiring			CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Eventide Balanced Fund	$—	$—	$—	$10,658,695
Eventide Core Bond Fund	4,395,821	10,789,201	15,185,022	—
Eventide Dividend Growth Fund	—	—	—	29,982,579
Eventide Exponential Technologies Fund	46,820,367	—	46,820,367	7,342,357
Eventide Gilead Fund	—	—	—	37,418,371
Eventide Healthcare & Life Sciences Fund	7,762,214	—	7,762,214	20,199,862
Eventide Large Cap Focus Fund	—	—	—	—
Eventide Limited-Term Bond Fund	2,137,661	6,853,002	8,990,663	—

As of the fiscal year ended June 30, 2025, permanent book and tax differences resulted in reclassifications between Paid in Capital and Accumulated Earnings/(Losses) for certain Funds. These reclasses are primarily attributable to net operating losses, distributions in excess, and the use of tax equalization credits, which is applying earnings and profits credited to redeeming shareholders redemptions to the Funds Dividends Paid Deduction for income tax purposes. For the fiscal year ended June 30, 2025, the total reclassifications are as follows:

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Eventide Balanced Fund	$1,028,405	$(1,028,405)
Eventide Core Bond Fund	—	—
Eventide Dividend Growth Fund	1,813,634	(1,813,634)
Eventide Exponential Technologies Fund	(1,402,242)	1,402,242
Eventide Gilead Fund	17,407,033	(17,407,033)
Eventide Healthcare & Life Sciences Fund	—	—
Eventide Large Cap Focus Fund	370,311	(370,311)
Eventide Limited-Term Bond Fund	—	—

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at June 30, 2025 are noted in the Funds’ Schedule of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund

Description	Market Value at June 30, 2024	Share Balance at June 30, 2024	Purchases	Sales Proceeds	Corporate Actions	Dividends Credited to Income	Net Increase/ Decrease in Appreciation (Depreciation)	Realized Gains (Losses)	Market Value at June 30, 2025	Share Balance at June 30, 2025
Beta Bionics, Inc.	$—	—	$—	$—	$46,787,158	$—	$(6,512,085)	$129	$40,275,202	2,766,154
Total	$—	—	$—	$—	$46,787,158	$—	$(6,512,085)	$129	$40,275,202	2,766,154

Investments no longer affiliated as of June 30, 2025

Description	Market Value at June 30, 2024	Share Balance at June 30, 2024	Purchases	Sales Proceeds	Corporate Actions	Dividends Credited to Income	Net Increase/ Decrease in Appreciation (Depreciation)	Realized Gains (Losses)	Market Value at June 30, 2025	Share Balance at June 30, 2025
Beta Bionics, Inc. Series B *	$14,072,281	1,881,321	$—	$—	$(20,000,032)	$—	$5,927,741	$9	$(1)	—

Beta Bionics, Inc. Series B2 *	5,064,257	665,474	—	—	(7,400,000)	—	2,335,741	2	—	—

Beta Bionics, Inc. Series C *	7,133,985	964,052	—	—	(9,999,866)	—	2,865,881	—	—	—

Beta Bionics, Inc. Series D *	6,621,431	714,286	—	—	(6,000,002)	—	(621,429)	—	—	—

Beta Bionics, Inc. Series E *	—	—	3,387,258	—	(3,387,258)	—	—	—	—	—

Beta Bionics, Inc. Series C Warrants *	1,783,496	241,013	—	—	—	—	(1,783,496)	—	—	—

Beta Bionics, Inc. Series D Warrants *	3,350,000	500,000	—	—	—	—	(3,350,000)	—	—	—

Mirum Pharmaceuticals, Inc. PIPE	7,814,877	228,572	—	—	(6,000,015)	—	(1,814,862)	—	—	—

Xometry, Inc.	64,367,190	5,568,096	—	(59,621,555)	—	—	112,950,735	(15,864,900)	101,831,470	3,013,657

Zentalis Pharmaceuticals, Inc.	14,659,824	3,584,309	—	(9,879,565)	—	—	48,783,009	(53,563,268)	—	—
Total	$124,867,341	14,347,123	$3,387,258	$(69,501,120)	$(52,787,173)	$—	$165,293,320	$(69,428,157)	$101,831,469	3,013,657

	$124,867,341	14,347,123	$3,387,258	$(69,501,120)	$(6,000,015)	$—	$158,781,235	$(69,428,028)	$142,106,671	5,779,811

*	Conversion

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Eventide Healthcare & Life Sciences Fund

Description	Market Value at June 30, 2024	Share Balance at June 30, 2024	Purchases	Sales Proceeds	Corporate Actions	Dividends Credited to Income	Net Increase/ Decrease in Appreciation (Depreciation)	Realized Gains (Losses)	Market Value at June 30, 2025	Share Balance at June 30, 2025
Beta Bionics, Inc.	$—	—	$—	$—	$30,258,115	$—	$(4,506,772)	$114	$25,751,457	1,768,644

Casma Therapeutics, Inc. Series B1	1,046,500	5,000,000	—	—	—	—	(697,000)	—	349,500	5,000,000

Casma Therapeutics, Inc. Series B2	1,046,500	5,000,000	—	—	—	—	(697,000)	—	349,500	5,000,000

Casma Therapeutics, Inc. Series C1	381,013	1,820,413	—	—	—	—	(253,766)	—	127,247	1,820,413

Casma Therapeutics, Inc. Series C2	414,389	1,979,882	230,000	—	—	—	(471,045)	—	173,344	2,479,882

Evida BioSciences, Inc.	702,261	1,017,770	—	—	—	—	—	—	702,261	1,017,770

Goldfinch Biopharma, Inc. Series A	—	5,000,000	—	—	—	—	—	—	—	5,000,000

Goldfinch Biopharma, Inc. Series B	—	8,474,576	—	—	—	—	—	—	—	8,474,576

Goldfinch Biopharma, Inc. Series B2	—	4,237,288	—	—	—	—	—	—	—	4,237,288

TOTAL	$3,590,663	32,529,929	$230,000	$—	$30,258,115	$—	$(6,625,583)	$114	$27,453,309	34,798,573

Investments no longer affiliated as of June 30, 2025

Description	Market Value at June 30, 2024	Share Balance at June 30, 2024	Purchases	Sales Proceeds	Corporate Actions	Dividends Credited to Income	Net Increase/ Decrease in Appreciation (Depreciation)	Realized Gains (Losses)	Market Value at June 30, 2025	Share Balance at June 30, 2025
Aura Biosciences, Inc.	$43,868,276	5,802,682	$—	$(43,843,596)	$—	$—	$15,636,830	$(15,661,510)	$—	—

Beta Bionics, Inc. Series B *	7,036,136	940,660	—	—	(10,000,016)	—	2,963,870	10	—	—

Beta Bionics, Inc. Series B2 *	6,159,230	809,360	—	—	(9,000,000)	—	2,840,764	6	—	—

Beta Bionics, Inc. Series C *	3,566,992	482,026	—	—	(4,999,933)	—	1,432,941	—	—	—

Beta Bionics, Inc. Series D *	4,414,281	476,190	—	—	(3,999,996)	—	(414,285)	—	—	—

Beta Bionics, Inc. Series E *	—	—	2,258,170	—	(2,258,170)	—	—	—	—	—

Beta Bionics, Inc. Series C Warrant *	891,700	120,500	—	—	—	—	(891,700)	—	—	—

Beta Bionics, Inc. Series D Warrants *	2,233,331	333,333	—	—	—	—	(2,233,331)	—	—	—

Inozyme Pharma, Inc.	17,555,541	3,936,220	873,253	(8,584,766)	—	—	867,999	(10,712,027)	—	—

Korro Bio, Inc.	12,501,688	369,108	—	—	(20,078,868)	—	7,577,180	—	—	—

Lexeo Therapeutics, Inc. *	20,657,050	1,287,846	—	—	(19,999,995)	—	(657,055)	—	—	—

Lexeo Therapeutics, Inc.	33,384,068	2,081,301	—	(32,076,518)	19,999,995	—	(10,275,109)	(11,032,436)	—	—

Mirum Pharmaceuticals, Inc. PIPE	5,209,906	152,381	—	—	(4,000,001)	—	(1,209,905)	—	—	—

Zentalis Pharmaceuticals, Inc.	20,239,754	4,948,595	—	(13,589,918)	—	—	72,979,914	(79,629,750)	—	—

Total	$177,717,953	21,740,202	$3,131,423	$(98,094,798)	$(54,336,984)	$—	$88,618,113	$(117,035,707)	$—	—

	$181,308,616	54,270,131	$3,361,423	$(98,094,798)	$(24,078,869)	$—	$81,992,530	$(117,035,593)	$27,453,309	34,798,573
*	Conversion

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2025, the Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Limited-Term Bond Fund were invested in the following restricted securities:

Eventide Core Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Hope Global Investments, 4.6000%, 10/10/28	11/15/2024	750,000	$750,000	$726,255	0.5%

Eventide Dividend Growth Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	3,250,000	$3,250,000	$3,248,258	0.3%

Eventide Exponential Technologies Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	750,000	$750,000	$749,598	0.8%

Eventide Gilead Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Beta Bionics, Inc.	8/31/2018	2,766,154	$46,787,158	$40,275,202	1.4%
Hope Global Investments, 4.0000%, 01/07/28	12/28/2023	2,000,000	2,000,000	1,930,976	0.1%
Peloton Therapeutics, Inc. - CVR	2/14/2019	3,982,940	—	4,493,951	0.2%
Vision Fund International, 3.1500%, 12/15/25	12/16/2021	5,000,000	5,000,000	4,946,960	0.2%
Vision Fund International, 3.2230%, 12/15/26	12/16/2021	5,000,000	5,000,000	4,848,285	0.2%
Vision Fund International, 5.9030%, 09/19/25	9/21/2022	5,000,000	5,000,000	5,000,000	0.2%
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	9,000,000	9,000,000	8,995,176	0.3%
Vision Fund International, 5.5000%, 06/30/28	6/30/2025	5,000,000	5,000,000	5,000,000	0.2%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Eventide Healthcare & Life Sciences Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Avalyn Pharma Inc. Series C1	9/25/2023	20,482,289	$15,000,000	$16,310,046	1.4%
Avalyn Pharma Inc. Series D1	4/25/2025	4,060,259	3,233,184	$3,233,184	0.3%
Beta Bionics, Inc.	8/31/2018	1,768,644	30,258,115	25,751,457	2.2%
BioSplice Therapeutics, Inc. Series B-1	3/5/2021	295,276	15,000,021	—	0.0%
BioSplice Therapeutics, Inc. Series C PIK, 1.5000%, 03/12/26	5/2/2023	3,500,000	3,500,000	242,533	0.0%
Biosplice Therapeutics, Inc. Series C Warrant	5/2/2023	106,490	—	—	0.0%
Casma Therapeutics, Inc. Series B1	8/26/2020	5,000,000	3,750,000	349,500	0.0%
Casma Therapeutics, Inc. Series B2	6/7/2021	5,000,000	3,750,000	349,500	0.0%
Casma Therapeutics, Inc. Series C1	7/6/2022	1,820,413	837,390	127,247	0.0%
Casma Therapeutics, Inc. Series C2	1/31/2023	2,479,882	1,140,746	173,344	0.0%
Evida BioSciences, Inc.	12/31/2020	1,017,770	702,262	702,261	0.1%
Flare Therapeutics, Inc. Series A	4/22/2021	1,097,561	1,097,561	1,503,659	0.1%
Flare Therapeutics, Inc. Series A2	5/31/2022	902,439	902,439	1,236,341	0.1%
Flare Therapeutics, Inc. Series B	2/1/2023	1,952,962	2,349,999	2,870,854	0.3%
Freenome Holdings, Inc. Series D	11/22/2021	930,436	6,999,994	769,378	0.1%
Freenome Holdings, Inc. Series F	1/26/2024	133,941	990,984	110,756	0.0%
Goldfinch Biopharma, Inc. Series A	3/15/2019	5,000,000	5,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B	6/29/2020	8,474,576	10,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B2	3/21/2022	4,237,288	5,000,000	—	0.0%
Kardium Inc.	6/6/2025	15,450,219	10,000,000	10,000,000	0.9%
Kestra Medical Technologies Series D	7/15/2024	693,008	8,000,000	11,490,073	1.0%
Kojin Therapeutics, Inc. Series A-1	6/2/2021	763,319	1,499,998	—	0.0%
Kojin Therapeutics, Inc. Series A-2	1/28/2022	763,319	1,499,998	—	0.0%
Peloton Therapeutics, Inc. - CVR	2/14/2019	1,528,871	—	1,725,025	0.2%
Shoreline Biosciences Series B	10/28/2021	1,489,958	15,000,003	1,643,813	0.1%

Eventide Limited-Term Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Hope Global Investments, 4.6000%, 10/10/28	11/15/2024	750,000	$750,000	$726,255	0.4%

(7)	SECTOR EXPOSURE RISK

The Eventide Exponential Technologies Fund invests primarily in equity and equity-related securities of companies that the Advisor believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, e-commerce discretionary, internet media and services, healthcare technology, healthcare devices, or transaction and payment processing services industries. Because of its focus on technology companies, the Eventide Exponential Technologies Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Exponential Technologies Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)	MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; tariffs and trade wars; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

(10)	LINE OF CREDIT

Effective January 22, 2025, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”), that is set to expire on January 21, 2026. Borrowings under the Uncommitted Line bear an interest at Prime Rate minus 0% per month. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2025, none of the Funds accessed the line of credit.

(11)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Charles Schwab & Co, Inc. Special Custody Account for the Exclusive Benefit of Customers held 41.04%, 41.43%, 25.11% and 28.22% of the Eventide Core Bond Fund, Eventide Exponential Technologies Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively. As of June 30, 2025, National Financial Services LLC held 40.34% of the Eventide Core Bond Fund. As of June 30, 2025, American Enterprise Investment Services held 33.00% of the Eventide Limited-Term Bond Fund.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, and Eventide Limited-Term Bond Fund and
Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund (formerly, Eventide Dividend Opportunities Fund), Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, and Eventide Limited-Term Bond Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, issuers, and brokers; when replies were not received from issuers and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 29, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Eventide Funds
Additional Information (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of Management Agreement between Mutual Fund Series Trust and Eventide Asset Management, LLC with respect to Eventide Gilead Fund, Eventide Healthcare and Life Sciences Fund, Eventide Balanced, Eventide Dividend Growth Fund, Eventide Limited-Term Bond Fund, Eventide Exponential Technologies Fund, Eventide Core Bond Fund and Eventide Large Cap Focus Fund.

In connection with a meeting held on May 14, 15 and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Advisory Agreement”) between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide Gilead Fund (“Eventide Gilead”), Eventide Healthcare and Life Sciences Fund (“Eventide HLS”), Eventide Balanced Fund (“Balanced”), Eventide Dividend Growth Fund (“Eventide DG”), Eventide Limited-Term Bond Fund (“Eventide LTB”), Eventide Exponential Technologies Fund (“Eventide ET”), Eventide Core Bond Fund (“Eventide CB”) and Eventide Large Cap Focus Fund (“Eventide LCF”) (collectively, the “Eventide Funds”)

The Board examined Eventide’s responses to a series of questions regarding, among other things, its advisory services provided to the Eventide Funds, comparative fee and expense information, and profitability from managing the Eventide Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel involved in servicing the Eventide Funds, noting that a number of individuals had received promotions and new titles since the last renewal of the Advisory Agreement. The Board acknowledged that Eventide was responsible for providing portfolio management services to the Eventide Funds, including research and analysis, making investment decisions, and security selection consistent with the values principals articulated in each Eventide Fund’s prospectus. The Board noted that Eventide utilized internal research analysts and portfolio managers to provide fundamental security and sector research, as well as external research partners to provide sector and macro-economic data. The Board discussed that Eventide reviewed compliance reports related to each Eventide Fund’s investment limitations and used software to review portfolio holdings to ensure compliance with these limitations. The Board recognized that Eventide provided continuous oversight and compliance services to the Eventide Funds that are sub-advised by Boyd Watterson. The Board noted that Eventide reported no material compliance issues since the last renewal. After further discussion, the Board concluded Eventide could continue to provide high quality service to each Eventide Fund and its shareholders.

Performance. The Board reviewed the performance of each Eventide Fund relative to its peer group and Morningstar category.

Eventide Gilead: The Board observed that Eventide Gilead underperformed the peer group average, Morningstar category, and benchmark index for the 1- and 3- year periods and slightly underperformed all three benchmarks for the 5- and 10-year periods. The Board noted that Eventide explained that the underperformance was due to general stock selection in the portfolio and the limited exposure to large cap equity securities in the Fund, unlike the benchmark index and peer group funds.

Eventide HLS: The Board noted that the Fund underperformed all benchmarks for the 1-year period. The Board noted that the Fund underperformed the peer group and Morningstar category but outperformed the S&P Biotechnology Select Industry TR for the 3- and 5-year periods and outperformed all benchmarks over the 10-year period. The Board noted that Eventide explained that the Morningstar category and peer group funds included less biotechnology securities with a focus on insurance companies which led to the differences in performance.

Eventide Funds
Additional Information (Unaudited) (Continued)
June 30, 2025

Balanced: The Board discussed that Balanced underperformed the peer group average for all time periods but outperformed the Bloomberg Mid Cap/Intermediate US Aggregate index for all time periods. The Board noted that the Fund underperformed the Morningstar category in the 1- and 3-year periods but outperformed the category in the 5- and 10- year periods. The Board acknowledged that Eventide noted that the peer group funds had higher equity exposure than Balanced which led to the consistent underperformance.

Eventide DG: The Board noted that Eventide DG outperformed all benchmarks for all time periods. The Board noted that Eventide attributed the overperformance to strong security selection in the Fund.

Eventide LTB: The Board observed that the Fund underperformed the peer group and US Fund Short Term Bond Morningstar category for all time periods. The Board noted that the Fund outperformed the Bloomberg US Govt/Credit 1-5 Yr TR Index for the 3-year period but underperformed for the 1-, 5-, and 10-year periods. The Board discussed that Eventide reported that corporate bonds contributed to Fund’s performance and that the longer duration in the Fund’s bonds compared to funds in the peer group led to the underperformance.

Eventide ET: The Board discussed that Eventide ET underperformed the peer group average, Morningstar category, and benchmark index for all time periods. The Board noted that Eventide attributed the underperformance to security selection in the portfolio and the lack of large cap information technology securities. The Board noted that Eventide recently replaced the portfolio manager for the Fund.

Eventide CB: The Board noted that Eventide CB slightly underperformed the peer group, US Fund Intermediate Core Bond, and Bloomberg US Aggregate Bond TR index for the 1-year, 3-year and since inception periods. The Board noted that Eventide attributed the underperformance primarily to the timing of the Fund’s launch coinciding with the start of rising interest rates and the Fund’s underweight allocation to treasury bonds.

Eventide LCF: The Board observed that Eventide LCF trailed all benchmarks for the 1-year and since inception periods. The Board discussed that Eventide attributed the underperformance compared to the S&P 500 benchmark index to the Fund’s allocations in the Information Technology, Industrials, and Communication Services sectors and the underperformance compared to the Morningstar category to the Fund’s allocations in the Financials, Communication Services, Health Care, Consumer Discretionary, Materials, and Real Estate sectors.

After further discussion, the Board concluded that the performance of each Eventide Fund was acceptable.

Fees and Expenses. The Board reviewed the advisory fees paid by each of the Eventide Funds in comparison to the fees charged to the peer group funds, and the funds in each of the Eventide Funds’ Morningstar category Funds along with the indirect benefits of Rule 12b-1 fees received by Eventide with respect to the distribution of the Eventide Funds. The Board discussed the allocation of fees between Eventide and Boyd Watterson, based on the sub-advisory fees paid by the adviser for each of Balanced, Eventide CB and Eventide LTB, in comparison to the level of service provided. The Board noted that the agreement between Eventide and Boyd Watterson was the product of an arm’s length negotiation.

Eventide Gilead: The Board noted that the advisory fee of 0.97% was above the median and average for the peer group and Morningstar category but was well within the range for both. The Board commented that the net expense ratio of 1.41% was above the peer group and Morningstar category median and average but within the range for each.

Eventide HLS: The Board discussed that the advisory fee for Eventide HLS was above the median and average for the peer group and Morningstar category but within the range. The Board noted that the net expense ratio was higher than the median and average for the peer group and Morningstar category but well below the high for each.

Balanced: The Board noted that the advisory fee of 0.60% (before waiver) was below the average and median for the peer group and slightly above the Morningstar category median and average but well below the high. The Board discussed that net expense ratio was in line with the median for the peer group and below the average and within the range for the Morningstar category.

Eventide Funds
Additional Information (Unaudited) (Continued)
June 30, 2025

Eventide DG: The Board discussed that the advisory fee for Eventide DG was below the median and average for the peer group and in line with the median for the Morningstar category but slightly above the average. The Board observed that the net expense ratio was below the median and average for the peer group and slightly above the Morningstar category median and average but far below the high.

Eventide LTB: The Board acknowledged that the advisory fee of 0.31% (before waiver) was below the median and average for both the peer group and Morningstar category. The Board noted that the net expense ratio was slightly above the median and average for the peer group and Morningstar category but was within the range for each.

Eventide ET: The Board discussed that the advisory fee was above the peer group and Morningstar category median and average but within the range for each. The Board noted that the net expense ratio was above the peer group and Morningstar category median and average but well below the highs for both

Eventide CB: The Board noted the advisory fee of 0.34% (before waiver) was below the median and average for the peer group and Morningstar category. The Board discussed that the net expense ratio was above the median and slightly above the average but well below the highs for the peer group and Morningstar category.

Eventide LCF: The Board discussed that the Fund’s advisory fee was above the peer group and Morningstar category median and average but within the range for each. The Board noted that when taking the expense waiver into account, the fee was below the peer group and Morningstar category median and averages. The Board discussed that the net expense ratio was above the peer group and Morningstar category median and average but below the highs for each.

The Board concluded that based on the advisory services provided to each of the Eventide Funds by Eventide that the advisory fee paid by each of the Eventide Funds to Eventide was not unreasonable.

Profitability. The Board reviewed the financial information provided by Eventide and discussed Eventide’s profitability from its services to each of the Eventide Funds. The Board recognized that some of Eventide’s senior personnel received compensation in the form of ownership distributions that, if included as an operating expense in Eventide’s calculations, would reduce the estimated profit levels. The Board observed that Eventide earned a reasonable profit from advising Eventide Gilead, Eventide HLS, Balanced, Eventide DG, and Eventide ET; earned a small profit from Eventide LTB; and did not earn a profit from advising Eventide LCF. The Board discussed the soft dollar benefits received by Eventide, and, after further discussion, the Board determined excess profitability on a Fund by Fund basis was not a concern at this time.

Economies of Scale. The Board discussed potential breakpoints for the Eventide Funds, but acknowledged that Eventide Fund’s shareholders benefited from each Fund’s expense cap. The Board discussed that Eventide also paid a sub-advisory fee for the Eventide Sub-Advised Funds. The Board noted that Eventide had also lowered its advisory fee in recent years. After further discussion, the Board determined breakpoints were not appropriate at this time, but that the Board would continue to discuss breakpoints in the future.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each Eventide Fund and its respective shareholders

Fund Proxy Voting Policies, Procedures and Summaries

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-771-3836 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 9/2/2025

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 9/2/2025